Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Trading Symbol	IX
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31

Condensed Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Assets
Cash and Cash Equivalents	¥ 662,894	¥ 732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Investment in Direct Financing Leases	839,630	830,853
Installment Loans (The amount of ¥8,896 million of installment loans as of December 31, 2011 is measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	2,741,097	2,983,164
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(131,538)	(154,150)
Investment in Operating Leases	1,270,104	1,270,295
Investment in Securities	1,167,720	1,175,381
Other Operating Assets	236,418	235,430
Investment in Affiliates	340,220	373,376
Other Receivables	166,126	182,013
Inventories	95,409	108,410
Prepaid Expenses	45,422	44,551
Office Facilities	123,782	102,403
Other Assets	508,191	574,516
Total Assets	8,194,598	8,581,582
Liabilities:
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Trade Notes, Accounts Payable and Other Liabilities	266,708	304,354
Accrued Expenses	95,333	118,359
Policy Liabilities	399,386	398,265
Current and Deferred Income Taxes	165,472	182,501
Security Deposits	133,907	128,097
Long-Term Debt	4,172,523	4,531,268
Total Liabilities	6,764,117	7,206,652
Redeemable Noncontrolling Interests	34,056	33,902
Commitments and Contingent Liabilities
Equity:
Common Stock	144,007	143,995
Additional Paid-in Capital	179,210	179,137
Retained Earnings	1,201,783	1,141,559
Accumulated Other Comprehensive Income (Loss)	(118,418)	(96,180)
Treasury Stock, at Cost	(49,003)	(49,170)
ORIX Corporation Shareholders' Equity	1,357,579	1,319,341
Noncontrolling Interests	38,846	21,687
Total Equity	1,396,425	1,341,028
Total Liabilities and Equity	¥ 8,194,598	¥ 8,581,582

Condensed Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Installment Loans, Measured at fair value	¥ 8,896
Cash and Cash Equivalents	662,894	732,127
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	839,630	830,853
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	2,741,097	2,983,164
Investment in Operating Leases	1,270,104	1,270,295
Investment in Securities	1,167,720	1,175,381
Investment in Affiliates	340,220	373,376
Others	508,191	574,516
Total Assets	8,194,598	8,581,582
Short-Term Debt	467,121	478,633
Trade Notes, Accounts Payable and Other Liabilities	266,708	304,354
Security Deposits	133,907	128,097
Long-Term Debt	4,172,523	4,531,268
Total Liabilities	6,764,117	7,206,652
Variable Interest Entity, Primary Beneficiary
Cash and Cash Equivalents	17,052	14,267
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	242,801	242,309
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	711,507	830,689
Investment in Operating Leases	212,899	195,221
Investment in Securities	54,814	51,883
Investment in Affiliates	11,034	17,441
Others	98,671	121,811
Total Assets	1,348,778	1,473,621
Short-Term Debt	1,266	1,847
Trade Notes, Accounts Payable and Other Liabilities	11,730	9,803
Security Deposits	7,614	6,884
Long-Term Debt	1,023,495	1,160,042
Others	7,412	6,674
Total Liabilities	¥ 1,051,517	¥ 1,185,250

Condensed Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Direct financing leases	¥ 12,899		¥ 13,346		¥ 37,998		¥ 38,106
Operating leases	73,857		70,248		223,871		209,514
Interest on loans and investment securities	36,897		40,735		112,370		127,949
Brokerage commissions and net gains on investment securities	648		2,732		19,608		14,013
Life insurance premiums and related investment income	29,791		26,707		93,216		86,272
Real estate sales	9,960		4,007		26,162		23,426
Gains on sales of real estate under operating leases	1,852		1,507		2,105		1,945
Other operating revenues	66,922		67,176		199,257		194,423
Total revenues	232,826		226,458		714,587		695,648
Expenses:
Interest expense	27,460		29,356		84,894		93,695
Costs of operating leases	47,017		46,318		141,563		139,846
Life insurance costs	21,605		20,861		67,766		65,597
Costs of real estate sales	10,828		7,140		27,389		25,768
Other operating expenses	39,746		38,296		119,587		114,073
Selling, general and administrative expenses	48,932		53,438		142,159		150,699
Provision for doubtful receivables and probable loan losses	(529)		5,173		8,268		18,882
Write-downs of long-lived assets	9,582		994		11,482		4,719
Write-downs of securities	3,236		6,034		9,865		17,930
Foreign currency transaction loss (gain), net	(152)		(270)		(248)		(140)
Total expenses	207,725		207,340		612,725		631,069
Operating Income	25,101		19,118		101,862		64,579
Equity in Net Income (loss) of Affiliates	963		3,143		(1,847)		9,014
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, Net	675		1,224		2,497		1,570
Income before Income Taxes and Discontinued Operations	26,739		23,485		102,512		75,163
Provision for Income Taxes	2,411		9,679		32,070		29,364
Income from Continuing Operations	24,328		13,806		70,442		45,799
Discontinued Operations:
Income from discontinued operations, net	(511)		4,906		1,670		10,594
Provision for income taxes	202		(1,246)		(652)		(3,809)
Discontinued operations, net of applicable tax effect	(309)	[1]	3,660	[1]	1,018	[1]	6,785	[1]
Net Income	24,019		17,466		71,460		52,584
Net Income Attributable to the Noncontrolling Interests	62		20		903		185
Net Income Attributable to the Redeemable Noncontrolling Interests	522		701		1,787		1,601
Net Income Attributable to ORIX Corporation	23,435		16,745		68,770		50,798
Income attributable to ORIX Corporation:
Income from continuing operations	23,746		13,152		67,914		44,178
Discontinued operations	(311)		3,593		856		6,620
Net Income Attributable to ORIX Corporation	¥ 23,435		¥ 16,745		¥ 68,770		¥ 50,798
Basic:
Income from continuing operations	¥ 220.87		¥ 122.36		¥ 631.72		¥ 411.01
Discontinued operations	¥ (2.89)		¥ 33.42		¥ 7.96		¥ 61.59
Net income attributable to ORIX Corporation	¥ 217.98		¥ 155.78		¥ 639.68		¥ 472.6
Diluted:
Income from continuing operations	¥ 184.31		¥ 104.08		¥ 527.77		¥ 348.35
Discontinued operations	¥ (2.36)		¥ 27.74		¥ 6.49		¥ 50.16
Net income attributable to ORIX Corporation	¥ 181.95		¥ 131.82		¥ 534.26		¥ 398.51

[1]	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.

Condensed Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Net income	¥ 24,019	¥ 17,466	¥ 71,460	¥ 52,584
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	1,348	4,916	(4,335)	5,405
Net change of defined benefit pension plans	(11)	(1)	105	150
Net change of foreign currency translation adjustments	4,529	(5,748)	(22,888)	(29,251)
Net change of unrealized gains (losses) on derivative instruments	(794)	(640)	(128)	(129)
Total other comprehensive income (loss)	5,072	(1,473)	(27,246)	(23,825)
Comprehensive Income (Loss)	29,091	15,993	44,214	28,759
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	867	(141)	(1,771)	(676)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	989	45	(572)	(1,528)
Comprehensive Income (Loss) Attributable to ORIX Corporation	¥ 27,235	¥ 16,089	¥ 46,557	¥ 30,963

Condensed Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010	¥ 1,316,461	¥ 143,939	¥ 178,661	¥ 1,104,779	¥ (79,459)	¥ (49,236)	¥ 1,298,684	¥ 17,777
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities	(21,668)			(22,495)	(3,406)		(25,901)	4,233
Beginning Balance After Adjustment	1,294,793	143,939	178,661	1,082,284	(82,865)	(49,236)	1,272,783	22,010
Contribution to Subsidiaries	3,820							3,820
Transaction with noncontrolling interests	(1,762)		197		4		201	(1,963)
Comprehensive income (loss), net of tax:
Net income	50,983			50,798			50,798	185
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	5,405				5,347		5,347	58
Net change of defined benefit pension plans	150				150		150
Net change of foreign currency translation adjustments	(26,122)				(25,189)		(25,189)	(933)
Net change of unrealized gains (losses) on derivative instruments	(129)				(143)		(143)	14
Total other comprehensive income (loss)	(20,696)						(19,835)	(861)
Total comprehensive income (loss)	30,287						30,963	(676)
Cash dividends	(10,053)			(8,061)			(8,061)	(1,992)
Conversion of convertible bond	6	3	3				6
Exercise of stock options	22	11	11				22
Compensation cost of stock options	142		142				142
Acquisition of treasury stock	(1)					(1)	(1)
Other, net	(290)		140	(448)		18	(290)
Ending balance at Dec. 31, 2010	1,316,964	143,953	179,154	1,124,573	(102,696)	(49,219)	1,295,765	21,199
Beginning Balance at Mar. 31, 2011	1,341,028	143,995	179,137	1,141,559	(96,180)	(49,170)	1,319,341	21,687
Contribution to Subsidiaries	20,935							20,935
Transaction with noncontrolling interests	(298)		48		(25)		23	(321)
Comprehensive income (loss), net of tax:
Net income	69,673			68,770			68,770	903
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(4,335)				(4,425)		(4,425)	90
Net change of defined benefit pension plans	105				105		105
Net change of foreign currency translation adjustments	(20,529)				(17,774)		(17,774)	(2,755)
Net change of unrealized gains (losses) on derivative instruments	(128)				(119)		(119)	(9)
Total other comprehensive income (loss)	(24,887)						(22,213)	(2,674)
Total comprehensive income (loss)	44,786						46,557	(1,771)
Cash dividends	(10,283)			(8,599)			(8,599)	(1,684)
Conversion of convertible bond	2	1	1				2
Exercise of stock options	22	11	11				22
Acquisition of treasury stock	(1)					(1)	(1)
Other, net	234		13	53		168	234
Ending balance at Dec. 31, 2011	¥ 1,396,425	¥ 144,007	¥ 179,210	¥ 1,201,783	¥ (118,418)	¥ (49,003)	¥ 1,357,579	¥ 38,846

Condensed Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	¥ 71,460	¥ 52,584
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	124,541	125,288
Provision for doubtful receivables and probable loan losses	8,268	18,882
Increase (Decrease) in policy liabilities	1,121	(13,986)
Equity in net (income) loss of affiliates (excluding interest on loans)	2,753	(7,622)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(2,497)	(1,570)
Gains on sales of available-for-sale securities	(8,370)	(4,876)
Gains on sales of real estate under operating leases	(2,105)	(1,945)
Gains on sales of operating lease assets other than real estate	(12,346)	(7,300)
Write-downs of long-lived assets	11,482	4,719
Write-downs of securities	9,865	17,930
Increase in restricted cash	(2,995)	(8,601)
Decrease (Increase) in trading securities	34,071	(34,354)
Decrease (Increase) in inventories	11,879	(1,850)
Decrease in other receivables	12,276	6,400
Decrease in trade notes, accounts payable and other liabilities	(10,061)	(13,589)
Other, net	(37,852)	(28,196)
Net cash provided by operating activities	211,490	101,914
Cash Flows from Investing Activities:
Purchases of lease equipment	(439,772)	(412,727)
Principal payments received under direct financing leases	256,458	284,104
Installment loans made to customers	(513,861)	(529,732)
Principal collected on installment loans	671,225	819,086
Proceeds from sales of operating lease assets	145,728	108,763
Investment in affiliates, net	1,278	12,707
Proceeds from sales of investment in affiliates	2,864	1,283
Purchases of available-for-sale securities	(532,962)	(584,736)
Proceeds from sales of available-for-sale securities	242,844	266,074
Proceeds from redemption of available-for-sale securities	265,673	247,404
Purchases of other securities	(39,147)	(27,965)
Proceeds from sales of other securities	15,304	18,883
Purchases of other operating assets	(13,532)	(9,546)
Acquisitions of subsidiaries, net of cash acquired	(3,548)	(21,545)
Sales of subsidiaries, net of cash disposed	3,458	9,107
Other, net	(1,971)	(9,942)
Net cash provided by investing activities	60,039	171,218
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(53,346)	(53,915)
Proceeds from debt with maturities longer than three months	1,065,639	1,128,316
Repayment of debt with maturities longer than three months	(1,346,528)	(1,469,807)
Net increase in deposits due to customers	3,500	126,241
Cash dividends paid to ORIX Corporation shareholders	(8,599)	(8,061)
Contribution from noncontrolling interests	20,258
Cash dividends paid to redeemable noncontrolling interests	(124)	(5,961)
Net decrease in call money	(10,000)	(8,000)
Other, net	(5,258)	(3,186)
Net cash used in financing activities	(334,458)	(294,373)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(6,304)	(9,494)
Net decrease in Cash and Cash Equivalents	(69,233)	(30,735)
Cash and Cash Equivalents at Beginning of Year	732,127	639,087
Cash and Cash Equivalents at End of Period	¥ 662,894	¥ 608,352

Overview of Accounting Principles Utilized	9 Months Ended
Dec. 31, 2011
Overview of Accounting Principles Utilized
1.	Overview of Accounting Principles Utilized

In preparing the accompanying consolidated financial statements, ORIX Corporation (“the Company”) and its subsidiaries have complied with accounting principles generally accepted in the United States of America (“U.S. GAAP”), modified for the accounting for stock splits (see Note 2 (n)).

These statements include all adjustments (consisting of normal recurring accruals) that we considered necessary to present a fair statement of our results of operations, financial position and cash flows. The results reported in these condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto included in our March 31, 2011 consolidated financial statements.

Since the Company listed on the New York Stock Exchange in September 1998, the Company has filed the annual report (Form 20-F) including the consolidated financial statements with the Securities and Exchange Commission.

Significant differences between U.S. GAAP and generally accepted accounting principles in Japan (“Japanese GAAP”) are as follows:

(a) Initial direct costs

Under U.S. GAAP, certain initial direct costs to originate leases or loans are being deferred and amortized as yield adjustments over the life of related direct financing leases or loans by using interest method.

On the other hand, under Japanese GAAP, those initial direct costs are recognized as expenses when they are incurred.

(b) Operating leases

Under U.S. GAAP, revenues from operating leases are recognized on a straight-line basis over the contract terms. Also operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis.

On the other hand, Japanese GAAP allows for operating lease assets to be depreciated using either the declining-balance basis or straight-line basis.

(c) Accounting for life insurance operations

Based on ASC 944 (“Financial Services—Insurance”), certain costs associated with writing insurances, or deferred policy acquisition costs, are being deferred and amortized over the respective policy periods in proportion to anticipated premium revenue.

Under Japanese GAAP, such costs are recorded as expenses currently in earnings in each accounting period.

In addition, under U.S. GAAP, although policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits, under Japanese GAAP, these are calculated by the methodology which relevant authorities accept.

(d) Accounting for goodwill and other intangible assets in business combination

Under U.S. GAAP, the Company and its subsidiaries test for impairment of goodwill and any intangible assets that are not subject to amortization at least annually. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment when such events or changes occur.

Under Japanese GAAP, goodwill is amortized over an appropriate period up to 20 years.

(e) Accounting for pension plans

Under U.S. GAAP, the Company and its subsidiaries apply ASC 715 (“Compensation- Retirement Benefits”) and record pension costs based on the amounts determined using actuarial methods. The net actuarial loss is amortized using a corridor test. The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets.

Under Japanese GAAP, the net actuarial loss is fully amortized over a certain term within the average remaining service period of employees. The pension liabilities are recorded for the difference between the plan assets and the benefit obligation, net of unrecognized prior service cost and net actuarial loss, on the consolidated balance sheets.

(f) Reporting on discontinued operations

Under U.S. GAAP, in accordance with ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”), the financial results of discontinued operations and disposal gain or loss, net of applicable income tax effects, are presented as a separate line from continuing operations in the consolidated statements of income. The prior periods’ results of these discontinued operations have also been reclassified as income from discontinued operations in each prior period presented in the accompanying consolidated statements of income and consolidated statements of cash flows.

Under Japanese GAAP, there are no rules on reporting discontinued operations and the amounts are not presented separately from continuing operations.

(g) Presentation of net income in the consolidated statements of income

Under U.S. GAAP, net income consists of net income attributable to the parent and net income attributable to the noncontrolling interests. Each of them is separately stated in the consolidated statements of income.

Under Japanese GAAP, net income attributable to the minority interests is not included in net income.

(h) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

Under U.S. GAAP, a partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Under Japanese GAAP, a partial sale of the parent’s ownership interest where the parent continues to retain control is accounted for as a profit-loss transaction and an additional acquisition of the parent’s ownership interest is accounted for as a business combination. In addition, in a transaction that results in the loss of control, only the realized gain or loss related to the portion of ownership interest sold is recognized in income and the gain or loss on the remeasurement to fair value of the interest retained is not recognized.

(i) Classification in consolidated statements of cash flows

Classification in the statements of cash flows under U.S. GAAP is based on ASC 230 (“Statement of Cash Flows”), which differs from Japanese GAAP. As significant differences, purchase of lease equipment and principal payments received under direct financing leases, proceeds from sales of operating lease assets, installment loans made to customers and principal collected on installment loans (excluding issues and collections of loans held for sale) are included in “Cash Flows from Investing Activities” under U.S. GAAP while they are classified as “Cash Flows from Operating Activities” under Japanese GAAP.

(j) Securitization of financial assets

Under U.S. GAAP, from April 1, 2010, because the exception to variable interest entities that are qualifying special-purpose entities has been removed, an enterprise is required to perform analysis to determine whether or not to consolidate these special-purpose entities (SPEs) for securitization under the VIE’s consolidation rules. As a result of the analysis, if it is determined that the enterprise transferred financial assets in a securitization transaction to SPE that needs to be consolidated, the transaction is not accounted for as a sale but accounted for as a secured borrowing.

Under Japanese GAAP, an SPE that meets certain conditions may be considered not to be a subsidiary of the investor or transferor. Therefore, if an enterprise transfers financial assets to this type of SPE in a securitization transaction, the transferee SPE is not required to be consolidated, and the enterprise accounts for the transaction as a sale and recognizes a gain or loss on the sale into earnings when control over the transferred assets is surrendered.

Significant Accounting and Reporting Policies	9 Months Ended
Dec. 31, 2011
Significant Accounting and Reporting Policies
2.	Significant Accounting and Reporting Policies

(a) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20%-50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis when considered necessary and appropriate for recognizing the results of subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 3), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (d)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (e)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (f)), the determination of impairment of long-lived assets (see (g)), the determination of impairment of investment in securities (see (h)), the determination of valuation allowance for deferred tax assets and the evaluation of tax positions (see (i)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (k)), the determination of benefit obligation and net periodic pension cost (see (l)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

(c) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal period to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal period. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

(d) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is stated at cost less accumulated depreciation, which was ¥402,697 million and ¥413,570 million as of March 31, 2011 and December 31, 2011, respectively. Operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, offset by loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

(e) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs associated with writing insurances, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs are the costs related to the acquisition of new and renewal insurance policies and consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies.

Amortization charged to income for the nine months ended December 31, 2010 and 2011 amounted to ¥7,015 million and ¥6,433 million, respectively.

Amortization charged to income for the three months ended December 31, 2010 and 2011 amounted to ¥2,098 million and ¥1,853 million, respectively.

(f) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the adequacy of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

(g) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

(h) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the investor’s share.

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within the six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security, (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the present value of estimated cash flows will not fully cover the amortized cost of the security. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other securities to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other securities is other than temporary.

(i) Income taxes

The Company, in general, determines its provision for income taxes for quarterly periods by applying the current estimate of the effective tax rate for the full fiscal year to the actual year-to-date income before income taxes and discontinued operations. The estimated effective tax rate is determined by dividing the estimated provision for income taxes for the full fiscal year by the estimated income before income taxes and discontinued operations for the full fiscal year.

At the fiscal year end, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The effective income tax rates including discontinued operations are 38.7% and 31.4% for the nine months ended December 31, 2010 and 2011, respectively. These rates are 38.5% and 8.4% for the three months ended December 31, 2010 and 2011, respectively. The Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a statutory income tax rate of approximately 40.9%. The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a life insurance subsidiary in Japan and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate will be reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 will be reduced to approximately 38.3%. The rate for fiscal years beginning after April 1, 2015 will be reduced to approximately 35.9%. In addition, tax loss carry-forward rules have been amended. The Carry-forward period will be extended to 9 years, compared to 7 years under the pre-amendment rules. Further, the deductible amount will be limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period will be applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount will be applicable for fiscal years beginning on or after April 1, 2012.

Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥7,661 million in the accompanying consolidated statements of income.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have adopted the consolidated taxation system.

(j) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs of which the Company and its subsidiaries are the primary beneficiary have been consolidated, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. In case the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale when control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations.

The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

(k) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”), and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in their fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of a derivative, which is not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of a derivative that qualifies as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

(l) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods under the assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheet. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

(m) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

(n) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of December 31, 2011 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

(o) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.

(p) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on behalf of the customers and applied to non-recourse loans, trust accounts under securitization programs and others.

(q) Installment loans

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC825-10 (“Financial Instruments—Fair Value Option”) were elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

These loans held for sale are included in installment loans and the outstanding balances of these loans as of March 31, 2011 and December 31, 2011 were ¥13,718 million and ¥8,896 million, respectively. All of loans held for sale as of December 31, 2011 are measured at fair value by electing the fair value option.

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels, training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Accumulated depreciation was ¥34,739 million and ¥37,826 million as of March 31, 2011 and December 31, 2011, respectively.

(s) Other receivables

Other receivables include primarily payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

(t) Inventories

Inventories consist primarily of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2011, and December 31, 2011, advance and/or progress payments were ¥96,197 million and ¥86,766 million, respectively, and finished goods were ¥12,213 million and ¥8,643 million, respectively.

For the nine months ended December 31, 2010 and 2011, a certain subsidiary recorded ¥2,998 million and ¥1,833 million of write-downs principally for advance and/or progress payments for development of residential condominiums for sale, resulting from an increase in development costs and/or a decrease in expected sales price. The amounts of such write-downs for the three months ended December 31, 2010 and the three months ended December 31, 2011 were ¥2,548 million and ¥1,323 million, respectively. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Accumulated depreciation was ¥39,057 million and ¥39,051 million as of March 31, 2011 and December 31, 2011, respectively.

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. ASC 805 also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Both goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments.

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

The amount of goodwill is ¥94,790 million and ¥92,685 million as of March 31, 2011 and December 31, 2011, respectively.

(x) Trade notes, accounts payable and other liabilities

Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs related to specific long-term development projects.

(z) Advertising

The costs of advertising are expensed as incurred.

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

(ab) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation from continuing operations and net income attributable to ORIX Corporation by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively.

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option NotesTM.

(ac) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

(ad) Redeemable noncontrolling interests

Noncontrolling interest in certain subsidiaries are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

(ae) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

(af) New accounting pronouncements

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the current definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied prospectively. Retrospective application to all prior periods presented upon the date of adoption, and early adoption are permitted. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Update is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The adoption will not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. These Updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. These Updates only relate to certain disclosure requirements and their adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC350 (“Intangibles—Goodwill and Other ”) ) was issued. This Update permits an entity to assess qualitative factor to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this Update will not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early application is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position of this Update will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. The Update is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Update only relates to certain disclosure requirements and its adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

Fair Value Measurements	9 Months Ended
Dec. 31, 2011
Fair Value Measurements
3.	Fair Value Measurements

The Company and its subsidiaries adopted ASC 820-10 (“Fair Value Measurements and Disclosures”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1 —	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 —	Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries measure mainly trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and December 31, 2011:

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥—
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	—
Japanese prefectural and foreign municipal bond securities	34,968	—	34,968	—
Corporate debt securities	292,032	—	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	—	—	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	—	2,591	85,283
Other debt securities	5,506	—	—	5,506
Equity securities	71,371	54,919	16,452	—
Other securities	10,023	—	10,023	—
Investment funds	10,023	—	10,023	—
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	—	2,070	—
Options held/written, caps held, and other	3,467	—	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	—
Foreign currency swap agreements	14,766	—	14,766	—
Credit derivatives held/written	49	—	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	—	1,320	—
Options held/written, caps held, and other	2,071	—	2,071	—
Futures, foreign exchange contracts	4,968	977	3,991	—
Foreign currency swap agreements	33,481	—	33,481	—
Credit derivatives held/written	236	—	—	236

	¥42,076	¥977	¥40,863	¥236

December 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥8,896	¥—	¥8,896	¥—
Trading securities	33,818	166	33,652	—
Available-for-sale securities	880,582	107,107	501,632	271,843
Japanese and foreign government bond securities	173,482	50,321	123,161	—
Japanese prefectural and foreign municipal bond securities	58,644	27	58,617	—
Corporate debt securities	306,217	—	303,328	2,889
Specified bonds issued by SPEs in Japan	162,396	—	—	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	100,591	—	1,619	98,972
Other debt securities	7,586	—	—	7,586
Equity securities	71,666	56,759	14,907	—
Other securities	5,239	—	5,239	—
Investment funds	5,239	—	5,239	—
Derivative assets	19,666	559	15,381	3,726
Interest rate swap agreements	4,625	—	4,625	—
Options held/written, caps held and other	4,101	—	375	3,726
Futures, foreign exchange contracts	2,107	559	1,548	—
Foreign currency swap agreements	8,671	—	8,671	—
Credit derivatives held	162	—	162	—

	¥948,201	¥107,832	¥564,800	¥275,569

Financial Liabilities:
Derivative liabilities	¥9,595	¥557	¥9,038	¥—
Interest rate swap agreements	1,433	—	1,433	—
Options held/written, caps held and other	2,678	—	2,678	—
Futures, foreign exchange contracts	1,793	557	1,236	—
Foreign currency swap agreements	3,687	—	3,687	—
Credit derivatives held	4	—	4	—

	¥9,595	¥557	¥9,038	¥—

*	A subsidiary elected the fair value option under ASC825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥404 million and ¥404 million, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2011 and for the three months ended December 31, 2011, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at December 31, 2011, are ¥8,492 million and ¥8,896 million, respectively, and the amount of aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥404 million. There are no loans that are 90 days or more past due, in non-accrual status, or both.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of the reporting period. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the nine months and the three months ended December 31, 2010 and 2011, there were no significant transfers between Level 1 and Level 2.

The following table presents the reconciliation for financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2010 and 2011:

Nine months ended December 31, 2010

	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥—	¥—	¥—
Available-for-sale securities	401,804	(7,705)	(3,192)	(10,897)	(47,333)	(43,536)	300,038	(7,733)
Corporate debt securities	6,841	10	(66)	(56)	(2,080)	(2,057)	2,648	(23)
Specified bonds issued by SPEs in Japan	246,305	(4,993)	1,491	(3,502)	(41,473)	7,929	209,259	(5,031)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(2,722)	(4,635)	(7,357)	(3,780)	(49,408)	82,631	(2,679)
Other debt securities	5,482	—	18	18	—	—	5,500	—
Derivative assets and liabilities (net)	493	(2,068)	—	(2,068)	—	2,659	1,084	(2,068)
Options held/written, caps held and other	—	(1,621)	—	(1,621)	—	2,659	1,038	(1,621)
Credit derivatives held/written	493	(447)	—	(447)	—	—	46	(447)

Nine months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at April 1, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	315,676	(1,851)	(632)	(2,483)	53,681	(6,777)	(88,254)	—	271,843	(2,487)
Corporate debt securities	2,573	(105)	203	98	2,549	—	(2,331)	—	2,889	(108)
Specified bonds issued by SPEs in Japan	222,314	(3,451)	3,112	(339)	100	(10)	(59,669)	—	162,396	(3,476)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,705	(3,336)	(1,631)	45,341	(6,767)	(23,254)	—	98,972	1,097
Other debt securities	5,506	—	(611)	(611)	5,691	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	2,946	592	—	592	—	—	188	—	3,726	592
Options held/written, caps held and other	3,134	592	—	592	—	—	—	—	3,726	592
Credit derivatives held/written	(188)	—	—	—	—	—	188	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Three months ended December 31, 2010

	Millions of yen
	Balance at September 30, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥24	¥—	¥1	¥1	¥(25)	¥—	¥—	¥—
Available-for-sale securities	308,955	(922)	(1,971)	(2,893)	(6,024)	—	300,038	(889)
Corporate debt securities	3,147	(22)	(4)	(26)	(473)	—	2,648	(23)
Specified bonds issued by SPEs in Japan	213,852	(183)	(148)	(331)	(4,262)	—	209,259	(215)
CMBS and RMBS in the U.S., and other asset-backed securities	86,462	(717)	(1,825)	(2,542)	(1,289)	—	82,631	(651)
Other debt securities	5,494	—	6	6	—	—	5,500	—
Derivative assets and liabilities (net)	3,288	(2,204)	—	(2,204)	—	—	1,084	(2,204)
Options held/written, caps held and other	2,720	(1,682)	—	(1,682)	—	—	1,038	(1,682)
Credit derivatives held/written	568	(522)	—	(522)	—	—	46	(522)

Three months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at September 30, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	292,909	(520)	1,939	1,419	14,346	(6,452)	(30,379)	—	271,843	(978)
Corporate debt securities	2,681	(37)	17	(20)	546	—	(318)	—	2,889	(37)
Specified bonds issued by SPEs in Japan	180,191	(1,576)	964	(612)	100	(10)	(17,273)	—	162,396	(1,601)
CMBS and RMBS in the U.S., and other asset-backed securities	99,624	1,093	785	1,878	13,700	(6,442)	(9,788)	—	98,972	660
Other debt securities	10,413	—	173	173	—	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	3,253	463	—	463	—	—	10	—	3,726	463
Options held/written, caps held and other	3,263	463	—	463	—	—	—	—	3,726	463
Credit derivatives held/written	(10)	—	—	—	—	—	10	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

From April 1, 2010, the Company and its subsidiaries adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). As a result, there was an increase of ¥9,225 million in the Level 3 specified bonds issued by SPEs in Japan because these bonds are held by variable interest entities that have become subject to consolidation. On the other hand, there was a decrease of ¥49,408 million in the Level 3 CMBS and RMBS in the United States and other asset-backed securities, and a decrease of ¥1,296 million in the Level 3 specified bonds issued by SPEs in Japan, respectively, that are held by the Company and its subsidiaries, because these securities were issued by newly consolidated variable interest entities and accordingly have been eliminated in consolidation.

The following table presents recorded amounts of assets and liabilities measured at fair value on a nonrecurring basis as of March 31, 2011 and December 31, 2011. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment.

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥—	¥—	¥3,776
Loans held for sale	11,439	—	11,439	—
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	—	—	110,329
Investment in operating leases and other operating assets	26,813	—	—	26,813
Land and buildings undeveloped or under construction	30,595	—	—	30,595
Certain investment in affiliates	2,090	236	—	1,854

	¥185,042	¥236	¥11,439	¥173,367

December 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥1,138	¥—	¥—	¥1,138
Real estate collateral-dependent loans (net of allowance for probable loan losses)	81,362	—	—	81,362
Investment in operating leases and other operating assets	11,478	—	—	11,478
Land and buildings undeveloped or under construction	14,307	—	—	14,307
Certain investment in affiliates	11,063	10,775	—	288

	¥119,348	¥10,775	¥—	¥108,573

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820-10 (“Fair Value Measurements and Disclosures”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using an appraisal of the underlying collateral based on techniques other than recent transactions involving sales of similar assets are classified as Level 3 because such techniques involve unobservable inputs.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such techniques involve unobservable inputs.

Trading securities, Available-for-sale securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, a fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available, then fair value is estimated by using valuation models including discounted cash flow methodology and commonly used option-pricing models. Such securities are classified as Level 3, as the valuation models are based on inputs that are unobservable in the market.

The Company and its subsidiaries classified CMBS and RMBS in the United States, as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that the market was inactive because there were few recent transactions and broker quotes or pricing evaluations from independent pricing service vendors for these securities were not available. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as present value techniques in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

The Company and its subsidiaries classified the specified bonds issued by SPEs in Japan as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use a discounted cash flow model that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs are estimated based on contractual principal and interest repayment schedules on each of the specified bond issued by the SPEs. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodology) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

The fair value is based on the net asset value if the investments meet certain requirements that the investees have all of the attributes specified in ASC 946-10 (“Financial Services—Investment Companies”) and the investees calculate the net asset value. These investments are classified as Level 2, because they are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodology. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3.

Credit Quality of Financing Receivables and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2011
Credit Quality of Financing Receivables and the Allowance for Credit Losses
4.	Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)). This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2011, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	—	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	—	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Nine months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	576	889	3,693	1,465	1,645	8,268
Charge-offs	(1,292)	(5,535)	(17,215)	(269)	(5,256)	(29,567)
Recoveries	35	16	1,022	—	31	1,104
Other *2	(26)	(1,300)	(488)	(166)	(437)	(2,417)
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

Individually Evaluated for Impairment	2,850	18,417	47,786	16,668	—	85,721
Not Individually Evaluated for Impairment	13,539	3,079	10,198	1,817	17,184	45,817

Financing receivables:
Ending Balance	¥860,330	¥793,787	¥977,289	¥100,795	¥839,630	¥3,571,831

Individually Evaluated for Impairment	8,930	66,606	174,899	31,522	—	281,957
Not Individually Evaluated for Impairment	851,400	727,181	802,390	69,273	839,630	3,289,874

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Three months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥16,580	¥23,086	¥62,663	¥17,994	¥18,811	¥139,134
Provision charged to income	5	137	(1,781)	568	542	(529)
Charge-offs	(207)	(1,980)	(3,399)	(112)	(2,262)	(7,960)
Recoveries	5	—	373	—	17	395
Other *2	6	253	128	35	76	498
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes mainly foreign currency translation adjustments.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥—
Consumer borrowers	Housing loans	2,259	2,259	—
	Other	—	—	—
Corporate borrowers		66,023	65,924	—
Non-recourse loans	Japan	9,465	9,443	—
	U.S.	4,579	4,579	—
Other	Real estate companies	14,532	14,516	—
	Entertainment companies	17,080	17,031	—
	Other	20,367	20,355	—
Purchased loans		—	—	—
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	—	—	—
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	—	—	—

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	December 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥80,416	¥79,925	¥—
Consumer borrowers	Housing loans	1,872	1,853	—
	Other	—	—	—
Corporate borrowers		78,544	78,072	—
Non-recourse loans	Japan	19,036	19,023	—
	U.S.	4,337	4,337	—
Other	Real estate companies	15,362	15,326	—
	Entertainment companies	12,504	12,326	—
	Other	27,305	27,060	—
Purchased loans		—	—	—

With an allowance recorded *2:		201,541	200,399	85,721
Consumer borrowers	Housing loans	7,058	7,045	2,850
	Other	—	—	—
Corporate borrowers		162,961	161,832	66,203
Non-recourse loans	Japan	12,510	12,490	4,636
	U.S.	30,723	30,615	13,781
Other	Real estate companies	65,127	64,660	25,910
	Entertainment companies	11,060	10,838	3,261
	Other	43,541	43,229	18,615
Purchased loans		31,522	31,522	16,668

Total:		¥281,957	¥280,324	¥85,721

Consumer borrowers	Housing loans	8,930	8,898	2,850

	Other	—	—	—

Corporate borrowers		241,505	239,904	66,203

Non-recourse loans	Japan	31,546	31,513	4,636

	U.S.	35,060	34,952	13,781

Other	Real estate companies	80,489	79,986	25,910

	Entertainment companies	23,564	23,164	3,261

	Other	70,846	70,289	18,615

Purchased loans		31,522	31,522	16,668

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans and other, are impaired when terms of these loans are modified in troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of new accounting standards in the fiscal year ended March 31, 2011 relating to the consolidation of VIEs (see Note 7 “Variable Interest Entities”). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for the fiscal year ended March 31, 2011 were ¥368,539 million. The Company and its subsidiaries recognized interest income on impaired loans of ¥4,225 million, and collected in cash interest on impaired loans of ¥3,592 million for the fiscal year ended March 31, 2011.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	Nine months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,911	¥147	¥140
	Other	—	—	—
Corporate borrowers		253,395	3,931	3,254
Non-recourse loans	Japan	26,490	471	458
	U.S.	42,047	653	539
Other	Real estate companies	86,650	1,106	898
	Entertainment companies	26,805	630	542
	Other	71,403	1,071	817
Purchased loans		33,853	—	—

Total		¥296,159	¥4,078	¥3,394

	Three months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥9,268	¥62	¥59
	Other	—	—	—
Corporate borrowers		247,534	1,127	1,025
Non-recourse loans	Japan	32,007	111	111
	U.S.	36,092	157	156
Other	Real estate companies	81,688	427	392
	Entertainment companies	24,592	171	171
	Other	73,155	261	195
Purchased loans		31,743	—	—

Total		¥288,545	¥1,189	¥1,084

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	—	65	65	14,941
Corporate borrowers		1,750,658	267,034	—	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	—	21,418	303,640
	U.S.	597,322	51,611	—	51,611	648,933
Other	Real estate companies	292,607	93,607	—	93,607	386,214
	Entertainment companies	115,876	29,597	—	29,597	145,473
	Other	462,631	70,801	—	70,801	533,432
Purchased loans		74,650	36,685	—	36,685	111,335
Direct financing leases	Japan	624,919	—	17,908	17,908	642,827
	Overseas	183,147	—	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	December 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥827,902	¥8,930	¥8,740	¥17,670	¥845,572
	Other	14,728	—	30	30	14,758
Corporate borrowers		1,529,571	241,505	—	241,505	1,771,076
Non-recourse loans	Japan	226,504	31,546	—	31,546	258,050
	U.S.	500,677	35,060	—	35,060	535,737
Other	Real estate companies	254,363	80,489	—	80,489	334,852
	Entertainment companies	113,920	23,564	—	23,564	137,484
	Other	434,107	70,846	—	70,846	504,953
Purchased loans		69,273	31,522	—	31,522	100,795
Direct financing leases	Japan	618,516	—	17,215	17,215	635,731
	Overseas	200,994	—	2,905	2,905	203,899

Total		¥3,260,984	¥281,957	¥28,890	¥310,847	¥3,571,831

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	—	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	December 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥3,352	¥13,195	¥16,547	¥845,572	¥13,195
	Other	8	30	38	14,758	30
Corporate borrowers		99,586	115,651	215,237	1,771,076	115,651
Non-recourse loans	Japan	3,897	22,179	26,076	258,050	22,179
	U.S.	82,731	7,904	90,635	535,737	7,904
Other	Real estate companies	7,967	44,816	52,783	334,852	44,816
	Entertainment companies	3	4,449	4,452	137,484	4,449
	Other	4,988	36,303	41,291	504,953	36,303
Direct financing leases	Japan	4,141	17,215	21,356	635,731	17,215
	Overseas	3,485	2,905	6,390	203,899	2,905

Total		¥110,572	¥148,996	¥259,568	¥3,471,036	¥148,996

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.

Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified in troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The information about troubled debt restructurings of financing receivables that occurred during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,468	¥1,359
Corporate borrowers		19,929	19,064
Non-recourse loans	Japan	943	943
	U.S.	5,171	5,035
Other	Real estate companies	4,601	4,395
	Other	9,214	8,691

Total		¥21,397	¥20,423

	Three months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥176	¥112
Corporate borrowers		3,152	2,874
Non-recourse loans	U.S.	922	920
Other	Real estate companies	1,139	1,050
	Other	1,091	904

Total		¥3,328	¥2,986

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms. The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		1,254
Other	Real estate companies	60
	Other	1,194

Total		¥1,287

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		10
Other	Other	10

Total		¥43

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

Investment in Securities	9 Months Ended
Dec. 31, 2011
Investment in Securities
5.	Investment in Securities

Investment in securities at March 31, 2011 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Trading securities	¥71,991	¥33,818
Available-for-sale securities	883,410	880,582
Held-to-maturity securities	43,695	43,667
Other securities	176,285	209,653

	¥1,175,381	¥1,167,720

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	—	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	—	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

December 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥172,405	¥1,083	¥(6)	¥173,482
Japanese prefectural and foreign municipal bond securities	57,861	849	(66)	58,644
Corporate debt securities	307,972	2,236	(3,991)	306,217
Specified bonds issued by SPEs in Japan	162,386	644	(634)	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	101,476	2,552	(3,437)	100,591
Other debt securities	7,586	—	—	7,586
Equity securities	59,361	20,885	(8,580)	71,666

	869,047	28,249	(16,714)	880,582

Held-to-maturity:
Japanese government bond securities	43,667	3,018	—	46,685

	¥912,714	¥31,267	¥(16,714)	¥927,267

The unrealized losses of ¥392 million and ¥1,048 million of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2011 and December 31, 2011, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss portion as of March 31, 2011 and December 31, 2011, respectively.

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥—	¥—	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	—	—	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	—	—	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

December 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥54,383	¥(6)	¥—	¥—	¥54,383	¥(6)
Japanese prefectural and foreign municipal bond securities	15,507	(66)	—	—	15,507	(66)
Corporate debt securities	67,631	(3,788)	16,885	(203)	84,516	(3,991)
Specified bonds issued by SPEs in Japan	900	—	32,483	(634)	33,383	(634)
CMBS and RMBS in the U.S., and other asset-backed securities	23,252	(117)	13,149	(3,320)	36,401	(3,437)
Equity securities	19,019	(6,806)	9,325	(1,774)	28,344	(8,580)

	¥180,692	¥(10,783)	¥71,842	¥(5,931)	¥252,534	¥(16,714)

449 and 326 investment securities were in an unrealized loss position as of March 31, 2011 and December 31, 2011, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the domestic real estate market and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Total other-than-temporary impairment losses	¥18,136	¥10,463
Portion of loss recognized in other comprehensive income (before taxes)	(206)	(598)

Net impairment losses recognized in earnings	¥17,930	¥9,865

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for three months ended in December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Total other-than-temporary impairment losses	¥6,149	¥3,370
Portion of loss recognized in other comprehensive income (before taxes)	(115)	(134)

Net impairment losses recognized in earnings	¥6,034	¥3,236

In the tables above, other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset-backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning before reduction	¥5,016	¥9,022
Reduction to the beginning balance*	(1,810)	—
Beginning after reduction	3,206	9,022
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	6,689	3,261
Credit loss for which an other-than-temporary impairment was previously recognized	296	72
Reduction during the period:
For securities sold	(89)	(2,130)
Due to change in intent to sell or requirement to sell	(1,005)	(997)

Ending	¥9,097	¥9,228

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”, ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for three months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Beginning	¥9,209	¥7,830
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	817	2,556
Credit loss for which an other-than-temporary impairment was previously recognized	76	54
Reduction during the period:
For securities sold	—	(947)
Due to change in intent to sell or requirement to sell	(1,005)	(265)

Ending	¥9,097	¥9,228

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥67,366 million and ¥94,391 million at March 31, 2011 and December 31, 2011, respectively. Investments with an aggregated cost of ¥63,590 million and ¥93,253 million were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of these investments and it was not practicable to estimate the fair value of the investments.

The Company and its subsidiaries have adopted Accounting Standards Update 2009-12 (Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)). Under ASC 820, the information about fund investments that the Company and its subsidiaries hold at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge funds*	¥10,023	Monthly – Quarterly	10 days – 45 days

Total	¥10,023	—	—

December 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge fund *	¥5,239	Monthly – Quarterly	10 days – 45 days

Total	¥5,239	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥13,022 million and ¥11,235 million, for the nine months ended December 31, 2010 and 2011, respectively. Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥4,183 million and ¥3,756 million, for the three months ended December 31, 2010 and 2011, respectively.

Securitization Transactions	9 Months Ended
Dec. 31, 2011
Securitization Transactions
6.	Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investment in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 ((ASC810 (“Consolidation”)). For further information, see Note 7 “Variable Interest Entities”.

During the nine months ended December 31, 2010 and nine months ended December 31, 2011, there was no securitization transaction accounted for as a sale. During the three months ended December 31, 2010 and three months ended December 31, 2011, there was no securitization transaction accounted for as a sale.

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and December 31, 2011, and quantitative information about net credit loss for the nine months ended December 31, 2011 and for the three months ended December 31, 2011 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables more than 90 days past-due and impaired loans
	March 31, 2011	December 31, 2011	March 31, 2011	December 31, 2011
Direct financing lease	830,853	839,630	22,787	20,120
Installment loans	2,983,164	2,741,097	322,068	290,727
Assets recorded on the balance sheet	3,814,017	3,580,727	344,855	310,847
Direct financing lease sold on securitization	12,651	5,779	—	—
Total assets managed together or sold on securitization	¥3,826,668	¥3,586,506	¥344,855	¥310,847

	Millions of yen
	Credit loss
	Nine months ended December 31, 2010	Nine months ended December 31, 2011	Three months ended December 31, 2010	Three months ended December 31, 2011
Direct financing lease	5,676	5,225	1,709	2,245
Installment loans	31,259	23,238	11,447	5,320
Assets recorded on the balance sheet	36,935	28,463	13,156	7,565
Direct financing lease sold on securitization	—	—	—	—
Total assets managed together or sold on securitization	¥36,935	¥28,463	¥13,156	¥7,565

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2011 and December 31, 2011 were ¥11,577 million and ¥10,877 million, respectively. During the nine months ended December 31, 2011, the servicing assets were increased by ¥1,892 million mainly from loans sold with servicing retained and decreased by ¥1,834 million mainly from amortization and by ¥758 million from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2011 and December 31, 2011 were ¥14,093 million and ¥12,635 million, respectively.

Variable Interest Entities	9 Months Ended
Dec. 31, 2011
Variable Interest Entities
7.	Variable Interest Entities

The Company and its subsidiaries use special purpose companies, partnerships and trusts (hereinafter referred to as SPEs) in the ordinary course of business.

These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for those SPEs. ASC 810-10 (“Consolidation—Variable Interest Entities”) addresses consolidation by business enterprises of SPEs within the scope of the ASC Section. Generally these SPEs are entities where (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties including the equity holders or (b) as a group the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, or (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity. Entities within the scope of the ASC Section are called variable interest entities (“VIEs”).

Until March 31, 2010, in accordance with ASC 810-10 before amendment, the Company and its subsidiaries were required to consolidate a VIE as the primary beneficiary if the Company and its subsidiaries had a variable interest to absorb a majority of the VIE’s expected loss or receive a majority of the VIE’s expected residual returns or meet both of these conditions by using quantitative analysis.

Also, until March 31, 2010, if SPEs met the criteria for qualifying special-purpose entity (“QSPE”) status in accordance with ASC 860 (“Transfer and Servicing”) and ASC 810-10 before amendment, the Company and its subsidiaries excluded the QSPE from the scope of consolidation.

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”), which was codified by Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)) and FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), were issued. These Updates remove the concept of a QSPE and remove the exception from applying ASC 810-10 to variable interest entities that are QSPEs and require the Company and its subsidiaries to perform a qualitative analysis to identify the primary beneficiary of all variable interest entities, including QSPEs. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effect of adopting these Updates on our financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities, respectively, in the consolidated balance sheets. These are mainly included in (f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable, and (g) VIEs for securitization of commercial mortgage loans originated by third parties.

According to these Updates, effective from April 1, 2010, the Company and its subsidiaries are required to perform a qualitative analysis to identify the primary beneficiary of variable interest entities. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a variable interest entity.

The following are the items that the Company and its subsidiaries are considering in a qualitative assessment.

•	Which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities.

•	Characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents)

•	Involvement of other variable interest holders

•	The entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders

The Company and its subsidiaries generally consider the following types of involvement to be significant, when determining the primary beneficiary.

•	designing the structuring of a transaction

•	providing an equity investment and debt financing

•	being the investment manager, asset manager or servicer and receiving variable fees

•	providing liquidity and other financial support

The Company does not have the power to direct activities of the VIEs that most significantly impact the VIEs’ economic performance, if that power is shared. In that case, the Company and its subsidiaries do not consolidate such VIEs.

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	—	—
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	—
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

December 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,129	¥3,752	¥5,129	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,470	952	—	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	326,105	126,861	226,803	740
(d) VIEs for corporate rehabilitation support business	15,182	66	—	—
(e) VIEs for investment in securities	76,006	13,074	34,683	1,483
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	486,238	323,095	486,238	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	558,342	564,729	558,333	—
(h) Other VIEs	143,370	61,239	128,062	2,173

Total	¥1,621,842	¥1,093,768	¥1,439,248	¥4,396

Note:
	(1)	The assets of many VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
	(2)	The assets are pledged as collateral by VIE for financing of the VIE.
	(3)	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,143,069	—	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

December 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥63,373	¥981	¥6,255	¥7,236
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,136,151	139,101	71,557	246,746
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,417,563	—	21,448	34,865
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,426,977	4,000	45,541	50,333
(h) Other VIEs	91,352	503	4,113	4,616

Total	¥5,135,416	¥144,585	¥148,914	¥343,796

Note:
	(4)	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

(a) VIEs for liquidating customer assets

The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse loans from financial institutions and have an equity investment made by the customer. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.

The Company and its subsidiaries provide non-recourse loans to such VIEs and occasionally make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases and liabilities of the consolidated VIEs are mainly included in long-term debt, respectively.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets in the consolidated balance sheets.

(b) VIEs for acquisition of real estate and real estate development projects for customers

Customers and the Company and its subsidiaries are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.

The Company and its subsidiaries provide non-recourse loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in cash and cash equivalents, investment in operating leases and other operating assets and liabilities of those consolidated VIEs are mainly included in short-term debt, respectively.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, specified bonds are included in investment in securities, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets and investment in securities in the consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries might be required to provide additional investment in certain non-consolidated VIEs, as long as the agreed-upon terms are met. Under these agreements, the Company and its subsidiaries are committed to invest in these VIEs with the other investors based on their respective ownership percentages.

The Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is held by unrelated parties. In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties.

(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business

The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse loans from financial institutions and simplify the administration activities necessary for the real estate. The Company and its subsidiaries have consolidated such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.

For the fiscal year ended March 31, 2011 and nine months ended December 31, 2011, the Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs to support their repayment, since those VIEs had difficulty repaying debt and accounts payable. The amounts of those additional fundings for the fiscal year ended March 31, 2011 and nine months ended December 31, 2011 were ¥14,613 million and ¥135 million, respectively. As a result, the Company and its subsidiaries performed a reassessment and consolidated those VIEs.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, office facilities, cash and cash equivalents and other assets and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively. The Company has commitment agreements by which the Company might be required to make an additional investment in certain such consolidated VIEs.

(d) VIEs for corporate rehabilitation support business

Financial institutions, the Company and its subsidiary are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but that are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.

The Company and its subsidiary consolidated such VIEs since the Company and the subsidiary have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and liabilities of those consolidated VIEs are mainly included in accrued expenses, respectively.

(e) VIEs for investment in securities

The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are managed mainly by fund management companies that are independent of the Company and its subsidiaries.

The Company consolidated certain such VIEs since the Company has the majority of the investment share of them, and has the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs and/or other means.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in securities, other receivables and investment in affiliates and liabilities of those consolidated VIEs are mainly included in short-term debt, long-term debt, trade notes, accounts payable and other liabilities, respectively. The Company has commitment agreements by which the Company might be required to make additional investment in certain such consolidated VIEs.

Variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, are included in investment in securities. The Company has commitment agreements by which the Company might be required to make additional investment in certain such non-consolidated VIEs.

(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable

The Company and its subsidiaries use VIEs to securitize financial assets such as direct financing leases receivable and loans receivable. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities, and take a role as a servicer.

The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in direct financing leases and installment loans and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

(g) VIEs for securitization of commercial mortgage loans originated by third parties

The Company and its subsidiaries invest in CMBS originated by third parties. In some cases of such securitization, the Company’s subsidiaries hold the subordinated portion of CMBS and the subsidiaries take a role as a special-servicer of the securitization transaction. As the special servicer, the subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.

The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the role as special-servicer including the right to dispose of the collateral, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and investment in securities and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

Variable interests of non-consolidated VIEs are included in investment in securities.

(h) Other VIEs

The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated VIEs of this category are mainly kumiai structures. In addition, a subsidiary has consolidated a VIE which is not included in the categories (a) through (g) above, because the subsidiary holds the subordinated portion of the VIE and the VIE is effectively controlled by the subsidiary. The Company has commitment agreement by which the Company might be required to make additional investment in such consolidated VIEs.

In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPE. As a means to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products, and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the consolidated statements of income.

In some cases, the Company and its subsidiaries make investments to the kumiai or its related SPE and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments and have the power to direct the activities that most significantly impact their economic performance. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise have any significant financial commitments or exposure with respect to the kumiai or its related SPE.

The Company and its subsidiaries may use VIEs to finance. The Company and its subsidiaries transfer their own held assets to SPEs, which borrow non-recourse loan from financial institutions and effectively pledge such assets as collateral. The Company guarantees the performance of obligation of the SPEs. The Company and its subsidiaries continually hold subordinated interests in the SPEs and perform administrative work of such assets. The Company and its subsidiaries consolidate such SPEs because the Company and its subsidiaries have a right to direct the activities of them that most significantly impact their economic performance by setting up the scheme and performing administrative work of the assets and have the obligation to absorb losses expected of them by holding the subordinated interests. Assets of the consolidated SPEs are mainly included in investment in operating leases and other assets and liabilities are mainly included in long-term debt in the consolidated balance sheets, respectively.

Investment in Affiliates	9 Months Ended
Dec. 31, 2011
Investment in Affiliates
8.	Investment in Affiliates

Investment in affiliates at March 31 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Shares	¥311,556	¥297,506
Loans	61,820	42,714

	¥373,376	¥340,220

Combined and condensed information relating to the affiliates as of and for the nine months ended December 31, 2010 and 2011 are as follows (results of operation of the affiliates reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	As of and for nine months ended December 31, 2010	As of and for nine months ended December 31, 2011
Operations:
Total revenues	¥548,781	¥656,633
Income before income taxes	53,692	51,654
Net income	36,054	39,953
Financial position:
Total assets	¥4,208,631	¥4,235,422
Total liabilities	3,116,168	3,236,067
Shareholders’ equity	1,092,463	999,355

Redeemable Noncontrolling Interests	9 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interests
9.	Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests for the nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning balance	¥28,095	¥33,902
Adjustment of redeemable noncontrolling interests to redemption value	448	(84)
Transaction with noncontrolling interests	992	934
Comprehensive income (loss)
Net income	1,601	1,787
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(3,129)	(2,359)
Total other comprehensive income (loss)	(3,129)	(2,359)
Comprehensive income (loss)	(1,528)	(572)
Cash dividends	(5,961)	(124)

Ending balance	¥22,046	¥34,056

ORIX Corporation Shareholders' Equity	9 Months Ended
Dec. 31, 2011
ORIX Corporation Shareholders' Equity
10.	ORIX Corporation Shareholders’ Equity

Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2010 and 2011, are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Resolution	The board of directors on May 20, 2010	The board of directors on May 23, 2011
Type of shares	Common stock	Common stock
Total dividends paid	¥8,061 million	¥8,599 million
Dividend per share	¥75.00	¥80.00
Date of record for dividend	March 31, 2010	March 31, 2011
Effective date for dividend	June 2, 2010	June 2, 2011
Dividend resource	Retained earnings	Retained earnings

(2)	Dividends for which the date of record is in the nine months ended December 31, 2010, and for which the effective date is after December 31, 2010	There are no applicable dividends.

	Dividends for which the date of record is in the nine months ended December 31, 2011, and for which the effective date is after December 31, 2011	There are no applicable dividends.

Selling, General and Administrative Expenses	9 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expenses
11.	Selling, General and Administrative Expenses

Selling, general and administrative expenses for the nine months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Personnel expenses	¥98,998	¥93,032
Selling expenses	12,089	11,929
Administrative expenses	37,499	34,809
Depreciation of office facilities	2,113	2,389

Total	¥150,699	¥142,159

Selling, general and administrative expenses for the three months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Personnel expenses	¥35,263	¥31,363
Selling expenses	4,238	5,015
Administrative expenses	13,220	11,737
Depreciation of office facilities	717	817

Total	¥53,438	¥48,932

The amounts that were previously reported for the nine months and the three months ended December 31, 2010 related to discontinued operations are reclassified.

Pension Plans	9 Months Ended
Dec. 31, 2011
Pension Plans
12.	Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

Net pension cost of the plans for the nine months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Service cost	¥2,330	¥2,283
Interest cost	1,026	1,011
Expected return on plan assets	(1,525)	(1,514)
Amortization of transition obligation	(3)	42
Amortization of net actuarial loss	782	913
Amortization of prior service credit	(894)	(895)

Net periodic pension cost	¥1,716	¥1,840

Net pension cost of the plans for the three months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Service cost	¥776	¥761
Interest cost	340	336
Expected return on plan assets	(506)	(504)
Amortization of transition obligation	(1)	14
Amortization of net actuarial loss	260	304
Amortization of prior service credit	(298)	(299)

Net periodic pension cost	¥571	¥612

Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2011
Write-Downs of Long-Lived Assets
13.	Write-Downs of Long-Lived Assets

In accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the nine months ended December 31, 2010 and 2011, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥6,384 million and ¥15,531 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥4,719 million and ¥11,482 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for the nine months ended December 31, 2010 and 2011, respectively.

Losses of ¥104 million in the Corporate Financial Services segment, ¥4,334 million in the Real Estate segment and ¥935 million in the Investment and Operation segment were recorded for the nine months ended December 31, 2010. Losses of ¥793 million in the Corporate Financial Services segment, ¥12,928 million in the Real Estate segment and ¥286 million in the Investment and Operation segment were recorded for the nine months ended December 31, 2011.

For the three months ended December 31, 2010 and 2011, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,972 million and ¥12,573 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥994 million and ¥9,582 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for the three months ended December 31, 2010 and 2011, respectively.

Losses of ¥1,218 million in the Real Estate segment and ¥417 million in the Investment and Operation segment were recorded for the three months ended December 31, 2010. Losses of ¥793 million in the Corporate Financial Services segment, ¥10,928 million in the Real Estate segment and ¥66 million in the Investment and Operation segment were recorded for the three months ended December 31, 2011.

The details of significant write-downs are as follows.

Office Buildings—For the nine months ended December 31, 2010, write-downs of ¥159 million were recorded in relation to 3 office buildings due to a decline in the cash flow of each unit, and write-downs of ¥54 million were recorded for an office building held for sale. For the nine months ended December 31, 2011, write-downs of ¥967 million were recorded for 13 office buildings held for sale. For the three months ended December 31, 2010, write-downs of ¥25 million were recorded in relation to an office building due to a decline in the cash flow of each unit, and write-downs of ¥54 million were recorded for an office building held for sale. For the three months ended December 31, 2011, write-downs of ¥366 million were recorded for 4 office buildings held for sale.

Commercial Facilities other than Offices—For the nine months ended December 31, 2010, write-downs of ¥1,702 million were recorded in relation to 7 commercial facilities other than office due to a decline in the cash flow of each unit. For the nine months ended December 31, 2011, write-downs of ¥248 million were recorded for 5 commercial facilities held for sale. For the three months ended December 31, 2010, write-downs of ¥918 million were recorded in relation to 3 commercial facilities due to a decline in the cash flow of each unit. For the three months ended December 31, 2011, write-downs of ¥214 million were recorded for 3 commercial facilities held for sale.

Condominiums—For the nine months ended December 31, 2010, write-downs of ¥1,294 million were recorded for 24 condominiums held for sale, and write-downs of ¥1,328 million were recorded in relation to 15 condominiums due to a decline in the cash flow of each unit. For the nine months ended December 31, 2011, write-downs of ¥738 million were recorded for 21 condominiums held for sale. For the three months ended December 31, 2010, write-downs of ¥66 million were recorded for 4 condominiums held for sale, and ¥689 million were recorded in relation to 7 condominiums due to a decline in the cash flow of each unit. For the three months ended December 31, 2011, write-downs of ¥282 million were recorded for 6 condominiums held for sale.

Land undeveloped or under construction—There was no impairment for the nine months ended December 31, 2010. For the nine months ended December 31, 2011, write-downs of ¥2,077 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,631 million were recorded in relation to land undeveloped or under construction due to a decline in the estimated cash flow of each unit. There was no impairment for the three months ended December 31, 2010. For the three months ended December 31, 2011, write-downs of ¥2,077 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,631 million were recorded in relation to land undeveloped or under construction due to a decline in the estimated cash flow of each unit.

Others—For the nine months ended December 31, 2010 and 2011, write-downs of ¥1,847 million and ¥4,870 million were recorded, respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flow, which decreased due to deterioration in operating performance. For the three months ended December 31, 2010 and 2011, write-downs of ¥220 million and ¥3,003 million were recorded, respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flow, which decreased due to deterioration in operating performance.

Discontinued Operations	9 Months Ended
Dec. 31, 2011
Discontinued Operations
14.	Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized for the nine months and for the three months ended December 31, 2010 have also been reclassified as income from discontinued operations in the accompanying consolidated statement of income.

The Company and its subsidiary finished a liquidation of the PFI contract for hospital management business in one of its subsidiaries in Japan during the three months ended December 31, 2010. As a result, a gain of ¥33 million was recognized for the three months ended December 31, 2010. The Company sold a subsidiary, which operated hairdressing business, and a gain of ¥5,896 million was recognized for the three months ended December 31, 2010. During the three months ended September 30, 2010, the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. In addition, one of the subsidiaries of the Company sold its subsidiary, which operated a consulting business in medical and nursing care field. As a result of the sale, a gain of ¥263 million was recognized for the three months ended September 30, 2010.

The Company determined to wind up a subsidiary that operated an asbestos removing business in the fiscal year ended March 31, 2011 and completed the liquidation procedure for the subsidiary during the three months ended September 30, 2011. The Company sold a subsidiary, which operated real-estate rental business, during the three months ended June 30, 2011. As a result of the sale, a gain of ¥162 million was recognized for the three months ended June 30, 2011. There was no gain or loss from selling or liquidating subsidiaries for the three months ended September 30, 2011.

The Company determined to sell a subsidiary that operated a Japanese inn and a hotel and a subsidiary that operated a golf course in Japan during the three months ended September 30, 2011 and completed the procedure during the three months ended December 31, 2011. As a result of the sale, a gain of ¥377 million was recognized for the three months ended December 31, 2011. The Company also liquidated a kumiai, which was in effect a type of SPE, seeking for rent revenue during the three months ended December 31, 2011. As a result of the liquidation, a loss of ¥37 million was recognized for the three months ended December 31, 2011.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. For the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2011, the Company and its subsidiaries recognized ¥4,993 million, ¥3,398 million and ¥1,640 million of aggregated gains and for the three months ended December 31, 2010, the Company and its subsidiaries recognized ¥10 million of aggregated losses on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥27,486 million and ¥22,820 million which are included in investment in operating leases at March 31, 2011 and December, 31 2011, respectively.

Discontinued operations for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 consist of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Revenues	¥24,125	¥7,742
Income from discontinued operations, net*	6,785	1,018

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Revenues	¥5,614	¥2,408
Income from discontinued operations, net*	3,660	(309)

*	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.

Per Share Data	9 Months Ended
Dec. 31, 2011
Per Share Data
15.	Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 is as follows:

During the nine months ended December 31, 2010, the diluted EPS calculation excludes stock options for 1,221 thousand shares, as they were antidilutive.

During the nine months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,049 thousand shares, as they were antidilutive.

During the three months ended December 31, 2010, the diluted EPS calculation excludes convertible bond for 2,493 thousand shares and stock options for 1,122 thousand shares, as they were antidilutive.

During the three months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,084 thousand shares, as they were antidilutive.

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥44,178	¥67,914
Effect of dilutive securities—
Expense related to convertible bonds	1,801	1,767

Income from continuing operations for diluted EPS computation	¥45,979	¥69,681

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥13,152	¥23,746
Effect of dilutive securities—
Expense related to convertible bonds	328	589

Income from continuing operations for diluted EPS computation	¥13,480	¥24,335

	Thousands of Shares
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Weighted-average shares	107,487	107,506
Effect of dilutive securities—
Conversion of convertible bonds	24,412	24,411
Exercise of stock options	92	111

Weighted-average shares for diluted EPS computation	131,991	132,028

	Thousands of Shares
	Three months ended December 31, 2010	Three months ended December 31, 2011
Weighted-average shares	107,487	107,511
Effect of dilutive securities—
Conversion of convertible bonds	21,919	24,410
Exercise of stock options	106	112

Weighted-average shares for diluted EPS computation	129,512	132,033

	Yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥411.01	¥631.72
Diluted	348.35	527.77

	Yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥122.36	¥220.87
Diluted	104.08	184.31

Derivative Financial Instruments and Hedging	9 Months Ended
Dec. 31, 2011
Derivative Financial Instruments and Hedging
16.	Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates having a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries employ foreign currency borrowings, foreign exchange contracts, and foreign currency swap agreements to hedge risks that are associated with certain transactions and investments denominated in foreign currencies due to the potential for changes in exchange rates. Similarly, in general, overseas subsidiaries structure their liabilities to match the currency-denomination of assets in each region.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables and borrowings, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap contracts to hedge interest rate exposure of the fair values of these medium-term notes or bonds. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitments.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts and borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries.

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and the subsidiaries engage in trading activities with various future contracts. Therefore, the Company and the subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and the subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and the subsidiaries entered into interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”).

ASC 815-10-50 (“Derivatives and Hedging—Disclosures) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥387	Interest on loans and investment securities/Interest expense	¥(300)	—	¥—

Foreign exchange contracts	926	Foreign currency transaction loss	127	—	—

Foreign currency swap agreements	(1,577)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	253	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥2,551	Interest on loans and investment securities/Interest expense	¥(2,735)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	11,816	Foreign currency transaction loss	(11,816)	Foreign currency transaction loss
Foreign currency swap agreements	5,531	Foreign currency transaction loss	(5,531)	Foreign currency transaction loss
Foreign currency long-term-debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥6,193	Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥—
Borrowings and bonds in local currency	5,154	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥30	Other operating revenues / expenses

Foreign currency swap agreements	(40)	Other operating revenues / expenses

Futures	2,289	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(4)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(423)	Other operating revenues / expenses

Options held/written, Caps held and other	(51)	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(635)	Interest on loans and investment securities / Interest expense	¥(43)	—	¥—

Foreign exchange contracts	40	Foreign currency transaction loss	532	—	—

Foreign currency swap agreements	685	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(946)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,073	Interest on loans and investment securities / Interest expense	¥(4,324)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	5,450	Foreign currency transaction loss	(5,450)	Foreign currency transaction loss

Foreign currency swap agreements	1,440	Foreign currency transaction loss	(1,440)	Foreign currency transaction loss

Foreign currency long-term-debt	(351)	Foreign currency transaction loss	351	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,770	—	¥—	—	¥—

Borrowings and bonds in local currency	4,087	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥18	Other operating revenues / expenses

Foreign currency swap agreements	9	Other operating revenues / expenses

Futures	(1,076)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	672	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	17	Other operating revenues / expenses

Options held/written, caps held and other	65	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥258	Interest on loans and investment securities/Interest expense	¥(15)	—	¥—

Foreign exchange contracts	100	Foreign currency transaction loss	52	—	—

Foreign currency swap agreements	(1,468)	Interest on loans and investment securities/Interest expense/ Foreign currency transaction loss	183	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(1,642)	Interest on loans and investment securities / Interest expense	¥1,613	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	2,952	Foreign currency transaction loss	(2,952)	Foreign currency transaction loss

Foreign currency swap agreements	601	Foreign currency transaction loss	(601)	Foreign currency transaction loss

Foreign currency long-term debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥1,381	—	¥—	—	¥—

Borrowings and bonds in local currency	1,483	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(32)	Other operating revenues / expenses

Foreign currency swap agreements	(31)	Other operating revenues / expenses

Futures	1,646	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(164)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(507)	Other operating revenues / expenses

Options held/written, Caps held and other	52	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(80)	Interest on loans and investment securities / Interest expense	¥(12)	—	¥—

Foreign exchange contracts	(71)	Foreign currency transaction loss	90	—	—

Foreign currency swap agreements	(829)	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(173)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥399	Interest on loans and investment securities / Interest expense	¥(458)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	(1,683)	Foreign currency transaction loss	1,683	Foreign currency transaction loss

Foreign currency swap agreements	(1,903)	Foreign currency transaction loss	1,903	Foreign currency transaction loss

Foreign currency long-term debt	596	Foreign currency transaction loss	(596)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(900)	—	¥—	—	¥—

Borrowings and bonds in local currency	(1,014)	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥6	Other operating revenues / expenses

Foreign currency swap agreements	15	Other operating revenues / expenses

Futures	(707)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(90)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	20	Other operating revenues / expenses

Options held/written, caps held and other	119	Other operating revenues / expenses

Notional amounts of derivative instruments and other, fair values of derivative instruments in consolidated balance sheets at March 31, 2011 and December 31, 2011 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities

Foreign currency long-term debt	116,695	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen

Interest rate swap agreements	¥3,129	¥—	—	¥47	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities

Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

December 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥235,398	¥4,625	Other receivables	¥1,404	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	144,864	1,509	Other receivables	1,180	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	90,323	8,671	Other receivables	3,687	Trade notes, accounts payable and other liabilities

Foreign currency long-term-debt	96,221	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

Interest rate swap agreements	¥1,338	¥—	—	¥29	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	113,160	4,101	Other receivables	2,678	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	206,075	598	Other receivables	613	Trade notes, accounts payable and other liabilities

Credit derivatives held	5,829	162	Other receivables	4	Trade notes, accounts payable and other liabilities

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies.

If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions.

There are no derivative instruments with credit-risk-related contingent features that are in a liability position as of December 31, 2011.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit-risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of December 31, 2011.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *1	¥7,000	Less than one year	¥48

Total return swap	In case of underlying reference CMBS price falling beyond certain extent *2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2011
Estimated Fair Value of Financial Instruments
17.	Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, caps held and other:
Assets	3,467	3,467
Liabilities	2,071	2,071

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

December 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥33,818	¥33,818
Futures, foreign exchange contracts:
Assets	580	580
Liabilities	581	581
Credit derivatives held:
Assets	162	162
Liabilities	4	4
Options held/written, caps held and other:
Assets	4,101	4,101
Liabilities	2,678	2,678

Non-trading instruments
Assets:
Cash and cash equivalents	¥662,894	¥662,894
Restricted cash	122,103	122,103
Time deposits	7,020	7,020
Installment loans (net of allowance for probable loan losses)	2,626,743	2,649,391
Investment in securities:
Practicable to estimate fair value	929,488	932,506
Not practicable to estimate fair value	204,414	204,414
Liabilities:
Short-term debt	467,121	467,121
Deposits	1,063,667	1,068,967
Long-term debt	4,172,523	4,138,341
Futures, foreign exchange contracts:
Assets	1,527	1,527
Liabilities	1,212	1,212
Foreign currency swap agreements:
Assets	8,671	8,671
Liabilities	3,687	3,687
Interest rate swap agreements:
Assets	4,625	4,625
Liabilities	1,433	1,433

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

        Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by discounting future cash flows (see Note 3). For held-to-maturity securities, the estimated fair values were based on quoted market prices, if available. If a quoted market price was not available, estimated fair values were determined using quoted market prices for similar securities or the carrying amounts (where carrying amounts were believed to approximate the estimated fair values). For certain investment funds included in other securities, the fair values are estimated based on net asset value per share. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Discounted amounts of future cash flows using the current interest rate are used when estimating the fair values for most of the Company’s and its subsidiaries’ derivatives.

Commitments, Guarantees, and Contingent Liabilities	9 Months Ended
Dec. 31, 2011
Commitments, Guarantees, and Contingent Liabilities
18.	Commitments, Guarantees, and Contingent Liabilities

Commitments—The Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥11,423 million and ¥13,608 million as of March 31, 2011 and December 31, 2011, respectively.

The minimum future rentals on non-cancelable operating leases are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥3,587	¥3,439
More than one year	26,302	24,048

Total	¥29,889	¥27,487

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥6,113 million and ¥5,684 million for the nine months ended December 31, 2010 and 2011, respectively, and ¥2,022 million and ¥1,845 million for the three months ended December 31, 2010 and 2011, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥643 million and ¥401 million for the nine months ended December 31, 2010 and 2011, respectively, and ¥115 million and ¥116 million for the three months ended December 31, 2010 and 2011, respectively. As of March 31, 2011 and December 31, 2011, the amounts due are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥382	¥160
More than one year	60	268

Total	¥442	¥428

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, amounting in total to ¥135,567 million and ¥93,831 million as of March 31, 2011 and December 31, 2011, respectively.

The Company and its subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. The total unused credit and capital amount available is ¥77,694 million and ¥79,479 million as of March 31, 2011 and December 31, 2011, respectively.

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee, recognize a liability in the consolidated balance sheets for the fair value of the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and December 31, 2011:

	March 31, 2011			December 31, 2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥284,851	¥1,958	2018	¥318,832	¥1,496	2026
Transferred loans	166,936	2,218	2043	154,784	3,800	2043
Housing loans	16,949	2,353	2051	15,198	2,228	2051
Other	294	4	2018	1,453	5	2018

Total	¥469,030	¥6,533	—	¥490,267	¥7,529	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2011 and December 31, 2011, total notional amount of the loans subject to such guarantees are ¥1,265,000 million and ¥1,288,700 million respectively, and book value of guarantee liabilities which amount is included in the table above are ¥755 million and ¥684 million, respectively. The potential future payment amounts included in the table above for these guarantees as are limited to the agreed range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees for the nine months ended December 31, 2011.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There have been no significant changes in the payment or performance risk of these guarantees for the nine months ended December 31, 2011.

Guarantee of housing loans: The Company and certain subsidiaries guarantee the housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.

Collateral—Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 7 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011 and December 31, 2011:

	Millions of yen
	March 31, 2011	December 31, 2011
Minimum lease payments, loans and investment in operating leases	¥97,148	¥93,669
Investment in securities	50,679	84,610
Other operating assets	8,537	8,949
Other assets	14,399	3,398

Total	¥170,763	¥190,626

As of March 31, 2011 and December 31, 2011, investment in securities of ¥58,607 million and ¥27,358 million, respectively, were primarily pledged for collateral deposits.

Under loan agreements, the Company and certain subsidiaries are required to provide collateral pledged for short-term and long-term debt from commercial banks and certain insurance companies at anytime if requested by the lenders. The Company did not receive any such requests from the lenders as of December 31, 2011.

Segment Information	9 Months Ended
Dec. 31, 2011
Segment Information
19.	Segment Information

Financial information about the operating segments reported below is information that is separately available and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

In line with a change of management classification, from September 1, 2011, the environment and energy related businesses, which were heretofore included in the Corporate Financial Services segment, have been included in the Investment Banking segment, and the Investment Banking segment has been renamed the Investment and Operation segment.

Due to these changes, the reclassified figures are shown for the nine and three months ended December 31, 2010, and as of March 31, 2011.

        An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing and commission business for the sale of financial products
Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing
Real Estate	:	Development and rentals of commercial real estate and office buildings, condominium development and sales, hotel, golf course, and training facility operation, senior housing development and management, REIT asset management, real estate investment and advisory services, and real estate finance
Investment and Operation	:	Loan servicing (asset recovery), principal investment, M&A advisory, venture capital, securities brokerage and environment and energy-related business
Retail	:	Life insurance, banking business and card loan business
Overseas Business	:	Leasing, lending, investment in bonds, investment banking, real estate-related operations, and ship- and aircraft-related operations

        Financial information of the segments for the nine months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥59,896	¥169,512	¥142,769	¥66,012	¥109,538	¥128,655	¥676,382
Segment profits	8,314	20,831	3,508	11,349	21,067	31,037	96,106

Financial information of the segments for the nine months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,523	¥175,455	¥148,511	¥56,679	¥116,969	¥133,286	¥684,423
Segment profits (losses)	14,749	27,117	(2,877)	17,810	15,321	39,308	111,428

Financial information of the segments for the three months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥19,777	¥57,001	¥43,262	¥20,120	¥34,301	¥44,758	¥219,219
Segment profits	4,148	6,790	1,116	4,917	5,892	8,559	31,422

Financial information of the segments for the three months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥17,463	¥57,909	¥52,605	¥16,513	¥37,140	¥41,978	¥223,608
Segment profits (losses)	6,193	8,805	(6,331)	2,879	8,466	10,239	30,251

Segment assets information as of March 31, 2011 and December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2011	¥968,327	¥502,738	¥1,539,814	¥506,011	¥1,653,704	¥972,224	¥6,142,818
December 31, 2011	860,482	521,486	1,405,440	499,447	1,701,641	933,932	5,922,428

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, discontinued operations and the consolidation of certain variable interest entities (VIEs). Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Since the Company and its subsidiaries evaluate performance for the segments based on profit or loss before income taxes, tax expenses are not included in segment profits or losses. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and discontinued operations, which are recognized net of tax, are adjusted to profit or loss before income tax. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities and certain foreign exchange gains or losses are excluded from the segment profits or losses and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets) and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows.

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥676,382	¥684,423
Revenues related to corporate assets	4,199	5,809
Revenues related to certain VIEs	39,192	32,097
Revenues from discontinued operations	(24,125)	(7,742)

Total consolidated revenues	¥695,648	¥714,587

Segment profits:
Total profits for segments	¥96,106	¥111,428
Corporate interest expenses, general and administrative expenses	(7,852)	(11,322)
Corporate write-downs of securities	(615)	—
Corporate net gains (losses) on investment securities	203	—
Corporate other gain (losses)	(2,293)	(291)
Gain (losses) related to assets or liabilities of certain VIEs	(1,578)	1,677
Discontinued operations	(10,594)	(1,670)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,786	2,690

Total consolidated income before income taxes and discontinued operations	¥75,163	¥102,512

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥219,219	¥223,608
Revenues related to corporate assets	1,172	754
Revenues related to certain VIEs	11,681	10,872
Revenues from discontinued operations	(5,614)	(2,408)

Total consolidated revenues	¥226,458	¥232,826

Segment profits:
Total profits for segments	¥31,422	¥30,251
Corporate interest expenses, general and administrative expenses	(2,756)	(4,150)
Corporate write-downs of securities	(615)	—
Corporate other gain (losses)	(263)	(1,452)
Gain (losses) related to assets or liabilities of certain VIEs	(118)	995
Discontinued operations	(4,906)	511
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	721	584

Total consolidated income before income taxes and discontinued operations	¥23,485	¥26,739

	Millions of yen
	March 31, 2011	December 31, 2011
Segment assets:
Total assets for segments	¥6,142,818	¥5,922,428
Cash and cash equivalents, restricted cash and time deposits	855,340	792,017
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(131,538)
Other receivables	182,013	166,126
Other corporate assets	543,728	571,484
Assets of certain VIEs	1,011,833	874,081

Total consolidated assets	¥8,581,582	¥8,194,598

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the nine months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥557,031	¥103,462	¥59,280	¥(24,125)	¥695,648
Income before Income Taxes	54,720	13,903	17,134	(10,594)	75,163
For the nine months ended December 31, 2011
	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥559,891	¥91,204	¥71,234	¥(7,742)	¥714,587
Income before Income Taxes	61,709	18,611	23,862	(1,670)	102,512

For the three months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥177,188	¥35,199	¥19,685	¥(5,614)	¥226,458
Income before Income Taxes	19,452	4,412	4,527	(4,906)	23,485

For the three months ended December 31, 2011

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥182,934	¥32,038	¥20,262	¥(2,408)	¥232,826
Income before Income Taxes	14,314	5,451	6,463	511	26,739

*Note:	1.	Results of discontinued operations are included in each amount attributed to each geographic area.
	2.	Mainly United States
	3.	Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of types of business conducted include the required information.

No single customer accounted for 10% or more of the total revenues for the three months and nine months ended December 31, 2010 and 2011.

Subsequent Event	9 Months Ended
Dec. 31, 2011
Subsequent Event
20.	Subsequent Event
There are no applicable subsequent events.

Significant Accounting and Reporting Policies (Policies)	9 Months Ended
Dec. 31, 2011
Consolidation, Policy

(a) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20%-50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis when considered necessary and appropriate for recognizing the results of subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 3), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (d)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (e)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (f)), the determination of impairment of long-lived assets (see (g)), the determination of impairment of investment in securities (see (h)), the determination of valuation allowance for deferred tax assets and the evaluation of tax positions (see (i)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (k)), the determination of benefit obligation and net periodic pension cost (see (l)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

Foreign Currency Transactions and Translations Policy

(c) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal period to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal period. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

Revenue Recognition, Policy

(d) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is stated at cost less accumulated depreciation, which was ¥402,697 million and ¥413,570 million as of March 31, 2011 and December 31, 2011, respectively. Operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, offset by loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

Industry Specific Policies, Insurance Companies

(e) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs associated with writing insurances, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs are the costs related to the acquisition of new and renewal insurance policies and consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies.

Amortization charged to income for the nine months ended December 31, 2010 and 2011 amounted to ¥7,015 million and ¥6,433 million, respectively.

Amortization charged to income for the three months ended December 31, 2010 and 2011 amounted to ¥2,098 million and ¥1,853 million, respectively.

Receivables, Policy

(f) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the adequacy of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

Impairment or Disposal of Long-Lived Assets, Policy

(g) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment, Policy

(h) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the investor’s share.

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within the six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security, (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the present value of estimated cash flows will not fully cover the amortized cost of the security. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other securities to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other securities is other than temporary.

Income Tax, Policy

(i) Income taxes

The Company, in general, determines its provision for income taxes for quarterly periods by applying the current estimate of the effective tax rate for the full fiscal year to the actual year-to-date income before income taxes and discontinued operations. The estimated effective tax rate is determined by dividing the estimated provision for income taxes for the full fiscal year by the estimated income before income taxes and discontinued operations for the full fiscal year.

At the fiscal year end, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The effective income tax rates including discontinued operations are 38.7% and 31.4% for the nine months ended December 31, 2010 and 2011, respectively. These rates are 38.5% and 8.4% for the three months ended December 31, 2010 and 2011, respectively. The Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a statutory income tax rate of approximately 40.9%. The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a life insurance subsidiary in Japan and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate will be reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 will be reduced to approximately 38.3%. The rate for fiscal years beginning after April 1, 2015 will be reduced to approximately 35.9%. In addition, tax loss carry-forward rules have been amended. The Carry-forward period will be extended to 9 years, compared to 7 years under the pre-amendment rules. Further, the deductible amount will be limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period will be applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount will be applicable for fiscal years beginning on or after April 1, 2012.

Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥7,661 million in the accompanying consolidated statements of income.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have adopted the consolidated taxation system.

Securitization Activities, Policy

(j) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs of which the Company and its subsidiaries are the primary beneficiary have been consolidated, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. In case the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale when control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations.

The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivatives, Policy

(k) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”), and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in their fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of a derivative, which is not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of a derivative that qualifies as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension and Other Postretirement Benefits, Policy

(l) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods under the assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheet. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Share based Compensation, Policy

(m) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

Stock Splits, Policy

(n) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of December 31, 2011 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

Cash and Cash Equivalents, Policy	(o) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Restricted Cash and Cash Equivalents Policy

(p) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on behalf of the customers and applied to non-recourse loans, trust accounts under securitization programs and others.

Loans Held for Sale, Policy

(q) Installment loans

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC825-10 (“Financial Instruments—Fair Value Option”) were elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

These loans held for sale are included in installment loans and the outstanding balances of these loans as of March 31, 2011 and December 31, 2011 were ¥13,718 million and ¥8,896 million, respectively. All of loans held for sale as of December 31, 2011 are measured at fair value by electing the fair value option.

Other Operating Assets, Policy

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels, training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Accumulated depreciation was ¥34,739 million and ¥37,826 million as of March 31, 2011 and December 31, 2011, respectively.

Other Receivables, Policy

(s) Other receivables

Other receivables include primarily payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

Inventory, Policy

(t) Inventories

Inventories consist primarily of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2011, and December 31, 2011, advance and/or progress payments were ¥96,197 million and ¥86,766 million, respectively, and finished goods were ¥12,213 million and ¥8,643 million, respectively.

For the nine months ended December 31, 2010 and 2011, a certain subsidiary recorded ¥2,998 million and ¥1,833 million of write-downs principally for advance and/or progress payments for development of residential condominiums for sale, resulting from an increase in development costs and/or a decrease in expected sales price. The amounts of such write-downs for the three months ended December 31, 2010 and the three months ended December 31, 2011 were ¥2,548 million and ¥1,323 million, respectively. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

Property, Plant and Equipment, Policy

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Accumulated depreciation was ¥39,057 million and ¥39,051 million as of March 31, 2011 and December 31, 2011, respectively.

Other Assets, Policy

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

Goodwill and Intangible Assets, Policy

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. ASC 805 also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Both goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments.

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

The amount of goodwill is ¥94,790 million and ¥92,685 million as of March 31, 2011 and December 31, 2011, respectively.

Trade Notes, Accounts Payable and Other Liabilities, Policy	(x) Trade notes, accounts payable and other liabilities Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.
Capitalization Of Interest Cost, Policy	(y) Capitalization of interest costs The Company and its subsidiaries capitalized interest costs related to specific long-term development projects.
Advertising Costs, Policy	(z) Advertising The costs of advertising are expensed as incurred.
Discontinued Operations, Policy

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

Earnings Per Share, Policy

(ab) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation from continuing operations and net income attributable to ORIX Corporation by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively.

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option NotesTM.

Acquisitions And Significant Accounting Policies

(ac) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Noncontrolling Interests, Policy

(ad) Redeemable noncontrolling interests

Noncontrolling interest in certain subsidiaries are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

Stockholders' Equity, Policy

(ae) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

New Accounting Pronouncements Policy

(af) New accounting pronouncements

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the current definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied prospectively. Retrospective application to all prior periods presented upon the date of adoption, and early adoption are permitted. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Update is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The adoption will not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. These Updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. These Updates only relate to certain disclosure requirements and their adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC350 (“Intangibles—Goodwill and Other ”) ) was issued. This Update permits an entity to assess qualitative factor to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this Update will not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early application is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position of this Update will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. The Update is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Update only relates to certain disclosure requirements and its adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and December 31, 2011:

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥—
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	—
Japanese prefectural and foreign municipal bond securities	34,968	—	34,968	—
Corporate debt securities	292,032	—	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	—	—	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	—	2,591	85,283
Other debt securities	5,506	—	—	5,506
Equity securities	71,371	54,919	16,452	—
Other securities	10,023	—	10,023	—
Investment funds	10,023	—	10,023	—
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	—	2,070	—
Options held/written, caps held, and other	3,467	—	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	—
Foreign currency swap agreements	14,766	—	14,766	—
Credit derivatives held/written	49	—	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	—	1,320	—
Options held/written, caps held, and other	2,071	—	2,071	—
Futures, foreign exchange contracts	4,968	977	3,991	—
Foreign currency swap agreements	33,481	—	33,481	—
Credit derivatives held/written	236	—	—	236

	¥42,076	¥977	¥40,863	¥236

December 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥8,896	¥—	¥8,896	¥—
Trading securities	33,818	166	33,652	—
Available-for-sale securities	880,582	107,107	501,632	271,843
Japanese and foreign government bond securities	173,482	50,321	123,161	—
Japanese prefectural and foreign municipal bond securities	58,644	27	58,617	—
Corporate debt securities	306,217	—	303,328	2,889
Specified bonds issued by SPEs in Japan	162,396	—	—	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	100,591	—	1,619	98,972
Other debt securities	7,586	—	—	7,586
Equity securities	71,666	56,759	14,907	—
Other securities	5,239	—	5,239	—
Investment funds	5,239	—	5,239	—
Derivative assets	19,666	559	15,381	3,726
Interest rate swap agreements	4,625	—	4,625	—
Options held/written, caps held and other	4,101	—	375	3,726
Futures, foreign exchange contracts	2,107	559	1,548	—
Foreign currency swap agreements	8,671	—	8,671	—
Credit derivatives held	162	—	162	—

	¥948,201	¥107,832	¥564,800	¥275,569

Financial Liabilities:
Derivative liabilities	¥9,595	¥557	¥9,038	¥—
Interest rate swap agreements	1,433	—	1,433	—
Options held/written, caps held and other	2,678	—	2,678	—
Futures, foreign exchange contracts	1,793	557	1,236	—
Foreign currency swap agreements	3,687	—	3,687	—
Credit derivatives held	4	—	4	—

	¥9,595	¥557	¥9,038	¥—

*	A subsidiary elected the fair value option under ASC825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥404 million and ¥404 million, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2011 and for the three months ended December 31, 2011, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at December 31, 2011, are ¥8,492 million and ¥8,896 million, respectively, and the amount of aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥404 million. There are no loans that are 90 days or more past due, in non-accrual status, or both.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the reconciliation for financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2010 and 2011:

Nine months ended December 31, 2010

	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥—	¥—	¥—
Available-for-sale securities	401,804	(7,705)	(3,192)	(10,897)	(47,333)	(43,536)	300,038	(7,733)
Corporate debt securities	6,841	10	(66)	(56)	(2,080)	(2,057)	2,648	(23)
Specified bonds issued by SPEs in Japan	246,305	(4,993)	1,491	(3,502)	(41,473)	7,929	209,259	(5,031)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(2,722)	(4,635)	(7,357)	(3,780)	(49,408)	82,631	(2,679)
Other debt securities	5,482	—	18	18	—	—	5,500	—
Derivative assets and liabilities (net)	493	(2,068)	—	(2,068)	—	2,659	1,084	(2,068)
Options held/written, caps held and other	—	(1,621)	—	(1,621)	—	2,659	1,038	(1,621)
Credit derivatives held/written	493	(447)	—	(447)	—	—	46	(447)

Nine months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at April 1, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	315,676	(1,851)	(632)	(2,483)	53,681	(6,777)	(88,254)	—	271,843	(2,487)
Corporate debt securities	2,573	(105)	203	98	2,549	—	(2,331)	—	2,889	(108)
Specified bonds issued by SPEs in Japan	222,314	(3,451)	3,112	(339)	100	(10)	(59,669)	—	162,396	(3,476)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,705	(3,336)	(1,631)	45,341	(6,767)	(23,254)	—	98,972	1,097
Other debt securities	5,506	—	(611)	(611)	5,691	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	2,946	592	—	592	—	—	188	—	3,726	592
Options held/written, caps held and other	3,134	592	—	592	—	—	—	—	3,726	592
Credit derivatives held/written	(188)	—	—	—	—	—	188	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Three months ended December 31, 2010

	Millions of yen
	Balance at September 30, 2010	Gains or losses (realized/unrealized)			Purchases, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥24	¥—	¥1	¥1	¥(25)	¥—	¥—	¥—
Available-for-sale securities	308,955	(922)	(1,971)	(2,893)	(6,024)	—	300,038	(889)
Corporate debt securities	3,147	(22)	(4)	(26)	(473)	—	2,648	(23)
Specified bonds issued by SPEs in Japan	213,852	(183)	(148)	(331)	(4,262)	—	209,259	(215)
CMBS and RMBS in the U.S., and other asset-backed securities	86,462	(717)	(1,825)	(2,542)	(1,289)	—	82,631	(651)
Other debt securities	5,494	—	6	6	—	—	5,500	—
Derivative assets and liabilities (net)	3,288	(2,204)	—	(2,204)	—	—	1,084	(2,204)
Options held/written, caps held and other	2,720	(1,682)	—	(1,682)	—	—	1,038	(1,682)
Credit derivatives held/written	568	(522)	—	(522)	—	—	46	(522)

Three months ended December 31, 2011

	Millions of yen
		Gains or losses (realized/unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net) *2	Balance at December 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2011 *1
	Balance at September 30, 2011	Included in earnings *1	Included in other comprehensive income	Total
Available-for-sale securities	292,909	(520)	1,939	1,419	14,346	(6,452)	(30,379)	—	271,843	(978)
Corporate debt securities	2,681	(37)	17	(20)	546	—	(318)	—	2,889	(37)
Specified bonds issued by SPEs in Japan	180,191	(1,576)	964	(612)	100	(10)	(17,273)	—	162,396	(1,601)
CMBS and RMBS in the U.S., and other asset-backed securities	99,624	1,093	785	1,878	13,700	(6,442)	(9,788)	—	98,972	660
Other debt securities	10,413	—	173	173	—	—	(3,000)	—	7,586	—
Derivative assets and liabilities (net)	3,253	463	—	463	—	—	10	—	3,726	463
Options held/written, caps held and other	3,263	463	—	463	—	—	—	—	3,726	463
Credit derivatives held/written	(10)	—	—	—	—	—	10	—	—	—

*1	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Fair Value, Assets Measured on Nonrecurring Basis

The following table presents recorded amounts of assets and liabilities measured at fair value on a nonrecurring basis as of March 31, 2011 and December 31, 2011. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment.

March 31, 2011

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥—	¥—	¥3,776
Loans held for sale	11,439	—	11,439	—
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	—	—	110,329
Investment in operating leases and other operating assets	26,813	—	—	26,813
Land and buildings undeveloped or under construction	30,595	—	—	30,595
Certain investment in affiliates	2,090	236	—	1,854

	¥185,042	¥236	¥11,439	¥173,367

December 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥1,138	¥—	¥—	¥1,138
Real estate collateral-dependent loans (net of allowance for probable loan losses)	81,362	—	—	81,362
Investment in operating leases and other operating assets	11,478	—	—	11,478
Land and buildings undeveloped or under construction	14,307	—	—	14,307
Certain investment in affiliates	11,063	10,775	—	288

	¥119,348	¥10,775	¥—	¥108,573

Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	9 Months Ended
Dec. 31, 2011
Impaired Loans and Valuation Allowance Disclosure

The following table provides information about the allowance for credit losses as of March 31, 2011, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	—	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	—	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Nine months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	576	889	3,693	1,465	1,645	8,268
Charge-offs	(1,292)	(5,535)	(17,215)	(269)	(5,256)	(29,567)
Recoveries	35	16	1,022	—	31	1,104
Other *2	(26)	(1,300)	(488)	(166)	(437)	(2,417)
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

Individually Evaluated for Impairment	2,850	18,417	47,786	16,668	—	85,721
Not Individually Evaluated for Impairment	13,539	3,079	10,198	1,817	17,184	45,817

Financing receivables:
Ending Balance	¥860,330	¥793,787	¥977,289	¥100,795	¥839,630	¥3,571,831

Individually Evaluated for Impairment	8,930	66,606	174,899	31,522	—	281,957
Not Individually Evaluated for Impairment	851,400	727,181	802,390	69,273	839,630	3,289,874

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Three months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥16,580	¥23,086	¥62,663	¥17,994	¥18,811	¥139,134
Provision charged to income	5	137	(1,781)	568	542	(529)
Charge-offs	(207)	(1,980)	(3,399)	(112)	(2,262)	(7,960)
Recoveries	5	—	373	—	17	395
Other *2	6	253	128	35	76	498
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes mainly foreign currency translation adjustments.

Impaired Financing Receivables Table

The following table provides information about the impaired loans as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥—
Consumer borrowers	Housing loans	2,259	2,259	—
	Other	—	—	—
Corporate borrowers		66,023	65,924	—
Non-recourse loans	Japan	9,465	9,443	—
	U.S.	4,579	4,579	—
Other	Real estate companies	14,532	14,516	—
	Entertainment companies	17,080	17,031	—
	Other	20,367	20,355	—
Purchased loans		—	—	—
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	—	—	—
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	—	—	—

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	December 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥80,416	¥79,925	¥—
Consumer borrowers	Housing loans	1,872	1,853	—
	Other	—	—	—
Corporate borrowers		78,544	78,072	—
Non-recourse loans	Japan	19,036	19,023	—
	U.S.	4,337	4,337	—
Other	Real estate companies	15,362	15,326	—
	Entertainment companies	12,504	12,326	—
	Other	27,305	27,060	—
Purchased loans		—	—	—

With an allowance recorded *2:		201,541	200,399	85,721
Consumer borrowers	Housing loans	7,058	7,045	2,850
	Other	—	—	—
Corporate borrowers		162,961	161,832	66,203
Non-recourse loans	Japan	12,510	12,490	4,636
	U.S.	30,723	30,615	13,781
Other	Real estate companies	65,127	64,660	25,910
	Entertainment companies	11,060	10,838	3,261
	Other	43,541	43,229	18,615
Purchased loans		31,522	31,522	16,668

Total:		¥281,957	¥280,324	¥85,721

Consumer borrowers	Housing loans	8,930	8,898	2,850

	Other	—	—	—

Corporate borrowers		241,505	239,904	66,203

Non-recourse loans	Japan	31,546	31,513	4,636

	U.S.	35,060	34,952	13,781

Other	Real estate companies	80,489	79,986	25,910

	Entertainment companies	23,564	23,164	3,261

	Other	70,846	70,289	18,615

Purchased loans		31,522	31,522	16,668

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.

Average Recorded Investments in Impaired Loans and Interest Income on Impaired Loans

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	Nine months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,911	¥147	¥140
	Other	—	—	—
Corporate borrowers		253,395	3,931	3,254
Non-recourse loans	Japan	26,490	471	458
	U.S.	42,047	653	539
Other	Real estate companies	86,650	1,106	898
	Entertainment companies	26,805	630	542
	Other	71,403	1,071	817
Purchased loans		33,853	—	—

Total		¥296,159	¥4,078	¥3,394

	Three months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥9,268	¥62	¥59
	Other	—	—	—
Corporate borrowers		247,534	1,127	1,025
Non-recourse loans	Japan	32,007	111	111
	U.S.	36,092	157	156
Other	Real estate companies	81,688	427	392
	Entertainment companies	24,592	171	171
	Other	73,155	261	195
Purchased loans		31,743	—	—

Total		¥288,545	¥1,189	¥1,084

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Financing Receivable Credit Quality Indicators Table

The following table provides information about the credit quality indicators as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	—	65	65	14,941
Corporate borrowers		1,750,658	267,034	—	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	—	21,418	303,640
	U.S.	597,322	51,611	—	51,611	648,933
Other	Real estate companies	292,607	93,607	—	93,607	386,214
	Entertainment companies	115,876	29,597	—	29,597	145,473
	Other	462,631	70,801	—	70,801	533,432
Purchased loans		74,650	36,685	—	36,685	111,335
Direct financing leases	Japan	624,919	—	17,908	17,908	642,827
	Overseas	183,147	—	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	December 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥827,902	¥8,930	¥8,740	¥17,670	¥845,572
	Other	14,728	—	30	30	14,758
Corporate borrowers		1,529,571	241,505	—	241,505	1,771,076
Non-recourse loans	Japan	226,504	31,546	—	31,546	258,050
	U.S.	500,677	35,060	—	35,060	535,737
Other	Real estate companies	254,363	80,489	—	80,489	334,852
	Entertainment companies	113,920	23,564	—	23,564	137,484
	Other	434,107	70,846	—	70,846	504,953
Purchased loans		69,273	31,522	—	31,522	100,795
Direct financing leases	Japan	618,516	—	17,215	17,215	635,731
	Overseas	200,994	—	2,905	2,905	203,899

Total		¥3,260,984	¥281,957	¥28,890	¥310,847	¥3,571,831

Financing Receivables Past Due

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	—	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	December 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥3,352	¥13,195	¥16,547	¥845,572	¥13,195
	Other	8	30	38	14,758	30
Corporate borrowers		99,586	115,651	215,237	1,771,076	115,651
Non-recourse loans	Japan	3,897	22,179	26,076	258,050	22,179
	U.S.	82,731	7,904	90,635	535,737	7,904
Other	Real estate companies	7,967	44,816	52,783	334,852	44,816
	Entertainment companies	3	4,449	4,452	137,484	4,449
	Other	4,988	36,303	41,291	504,953	36,303
Direct financing leases	Japan	4,141	17,215	21,356	635,731	17,215
	Overseas	3,485	2,905	6,390	203,899	2,905

Total		¥110,572	¥148,996	¥259,568	¥3,471,036	¥148,996

Troubled Debt Restructurings of Financing Receivables

The information about troubled debt restructurings of financing receivables that occurred during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,468	¥1,359
Corporate borrowers		19,929	19,064
Non-recourse loans	Japan	943	943
	U.S.	5,171	5,035
Other	Real estate companies	4,601	4,395
	Other	9,214	8,691

Total		¥21,397	¥20,423

	Three months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥176	¥112
Corporate borrowers		3,152	2,874
Non-recourse loans	U.S.	922	920
Other	Real estate companies	1,139	1,050
	Other	1,091	904

Total		¥3,328	¥2,986

Financing Receivables Modified as Troubled Debt Restructurings within the Previous 12 Months from the Current Period End and for which there was a Payment Default interest is past-due 90 days or more in accordance with the modified terms. The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		1,254
Other	Real estate companies	60
	Other	1,194

Total		¥1,287

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		10
Other	Other	10

Total		¥43

Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2011
Marketable Securities

Investment in securities at March 31, 2011 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Trading securities	¥71,991	¥33,818
Available-for-sale securities	883,410	880,582
Held-to-maturity securities	43,695	43,667
Other securities	176,285	209,653

	¥1,175,381	¥1,167,720

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	—	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	—	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

December 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥172,405	¥1,083	¥(6)	¥173,482
Japanese prefectural and foreign municipal bond securities	57,861	849	(66)	58,644
Corporate debt securities	307,972	2,236	(3,991)	306,217
Specified bonds issued by SPEs in Japan	162,386	644	(634)	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	101,476	2,552	(3,437)	100,591
Other debt securities	7,586	—	—	7,586
Equity securities	59,361	20,885	(8,580)	71,666

	869,047	28,249	(16,714)	880,582

Held-to-maturity:
Japanese government bond securities	43,667	3,018	—	46,685

	¥912,714	¥31,267	¥(16,714)	¥927,267

Unrealized Loss Position Investments

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss portion as of March 31, 2011 and December 31, 2011, respectively.

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥—	¥—	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	—	—	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	—	—	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

December 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥54,383	¥(6)	¥—	¥—	¥54,383	¥(6)
Japanese prefectural and foreign municipal bond securities	15,507	(66)	—	—	15,507	(66)
Corporate debt securities	67,631	(3,788)	16,885	(203)	84,516	(3,991)
Specified bonds issued by SPEs in Japan	900	—	32,483	(634)	33,383	(634)
CMBS and RMBS in the U.S., and other asset-backed securities	23,252	(117)	13,149	(3,320)	36,401	(3,437)
Equity securities	19,019	(6,806)	9,325	(1,774)	28,344	(8,580)

	¥180,692	¥(10,783)	¥71,842	¥(5,931)	¥252,534	¥(16,714)

Other Than Temporary Impairment Losses on Investment Securities

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Total other-than-temporary impairment losses	¥18,136	¥10,463
Portion of loss recognized in other comprehensive income (before taxes)	(206)	(598)

Net impairment losses recognized in earnings	¥17,930	¥9,865

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for three months ended in December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Total other-than-temporary impairment losses	¥6,149	¥3,370
Portion of loss recognized in other comprehensive income (before taxes)	(115)	(134)

Net impairment losses recognized in earnings	¥6,034	¥3,236

Other than Temporary Impairment, Credit Losses Recognized in Earnings Table

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning before reduction	¥5,016	¥9,022
Reduction to the beginning balance*	(1,810)	—
Beginning after reduction	3,206	9,022
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	6,689	3,261
Credit loss for which an other-than-temporary impairment was previously recognized	296	72
Reduction during the period:
For securities sold	(89)	(2,130)
Due to change in intent to sell or requirement to sell	(1,005)	(997)

Ending	¥9,097	¥9,228

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”, ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for three months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Beginning	¥9,209	¥7,830
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	817	2,556
Credit loss for which an other-than-temporary impairment was previously recognized	76	54
Reduction during the period:
For securities sold	—	(947)
Due to change in intent to sell or requirement to sell	(1,005)	(265)

Ending	¥9,097	¥9,228

Fair Value, Investments, Entities that Calculate Net Asset Value Per Share

Under ASC 820, the information about fund investments that the Company and its subsidiaries hold at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge funds*	¥10,023	Monthly – Quarterly	10 days – 45 days

Total	¥10,023	—	—

December 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge fund *	¥5,239	Monthly – Quarterly	10 days – 45 days

Total	¥5,239	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Securitization Transactions (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and December 31, 2011, and quantitative information about net credit loss for the nine months ended December 31, 2011 and for the three months ended December 31, 2011 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables more than 90 days past-due and impaired loans
	March 31, 2011	December 31, 2011	March 31, 2011	December 31, 2011
Direct financing lease	830,853	839,630	22,787	20,120
Installment loans	2,983,164	2,741,097	322,068	290,727
Assets recorded on the balance sheet	3,814,017	3,580,727	344,855	310,847
Direct financing lease sold on securitization	12,651	5,779	—	—
Total assets managed together or sold on securitization	¥3,826,668	¥3,586,506	¥344,855	¥310,847

	Millions of yen
	Credit loss
	Nine months ended December 31, 2010	Nine months ended December 31, 2011	Three months ended December 31, 2010	Three months ended December 31, 2011
Direct financing lease	5,676	5,225	1,709	2,245
Installment loans	31,259	23,238	11,447	5,320
Assets recorded on the balance sheet	36,935	28,463	13,156	7,565
Direct financing lease sold on securitization	—	—	—	—
Total assets managed together or sold on securitization	¥36,935	¥28,463	¥13,156	¥7,565

Variable Interest Entities (Tables)	9 Months Ended
Dec. 31, 2011
Consolidation Of Variable Interest Entities Disclosure

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	—	—
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	—
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

December 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,129	¥3,752	¥5,129	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,470	952	—	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	326,105	126,861	226,803	740
(d) VIEs for corporate rehabilitation support business	15,182	66	—	—
(e) VIEs for investment in securities	76,006	13,074	34,683	1,483
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	486,238	323,095	486,238	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	558,342	564,729	558,333	—
(h) Other VIEs	143,370	61,239	128,062	2,173

Total	¥1,621,842	¥1,093,768	¥1,439,248	¥4,396

Note:
	(1)	The assets of many VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
	(2)	The assets are pledged as collateral by VIE for financing of the VIE.
	(3)	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Schedule of Non-Consolidated Variable Interest Entities
2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,143,069	—	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

December 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥63,373	¥981	¥6,255	¥7,236
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,136,151	139,101	71,557	246,746
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,417,563	—	21,448	34,865
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,426,977	4,000	45,541	50,333
(h) Other VIEs	91,352	503	4,113	4,616

Total	¥5,135,416	¥144,585	¥148,914	¥343,796

Note:
	(4)	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Investment in Affiliates (Tables)	9 Months Ended
Dec. 31, 2011
Investments in and Advances to Affiliates, Schedule of Investments

Investment in affiliates at March 31 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Shares	¥311,556	¥297,506
Loans	61,820	42,714

	¥373,376	¥340,220

Equity Method Investments Disclosure

Combined and condensed information relating to the affiliates as of and for the nine months ended December 31, 2010 and 2011 are as follows (results of operation of the affiliates reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	As of and for nine months ended December 31, 2010	As of and for nine months ended December 31, 2011
Operations:
Total revenues	¥548,781	¥656,633
Income before income taxes	53,692	51,654
Net income	36,054	39,953
Financial position:
Total assets	¥4,208,631	¥4,235,422
Total liabilities	3,116,168	3,236,067
Shareholders’ equity	1,092,463	999,355

Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Dec. 31, 2011
Redeemable Non-controlling Interest in Subsidiaries

Changes in redeemable noncontrolling interests for the nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning balance	¥28,095	¥33,902
Adjustment of redeemable noncontrolling interests to redemption value	448	(84)
Transaction with noncontrolling interests	992	934
Comprehensive income (loss)
Net income	1,601	1,787
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(3,129)	(2,359)
Total other comprehensive income (loss)	(3,129)	(2,359)
Comprehensive income (loss)	(1,528)	(572)
Cash dividends	(5,961)	(124)

Ending balance	¥22,046	¥34,056

ORIX Corporation Shareholders' Equity (Tables)	9 Months Ended
Dec. 31, 2011
Dividend Payments

Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2010 and 2011, are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Resolution	The board of directors on May 20, 2010	The board of directors on May 23, 2011
Type of shares	Common stock	Common stock
Total dividends paid	¥8,061 million	¥8,599 million
Dividend per share	¥75.00	¥80.00
Date of record for dividend	March 31, 2010	March 31, 2011
Effective date for dividend	June 2, 2010	June 2, 2011
Dividend resource	Retained earnings	Retained earnings

Selling, General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2011
Selling, General and Administrative Expenses

Selling, general and administrative expenses for the nine months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Personnel expenses	¥98,998	¥93,032
Selling expenses	12,089	11,929
Administrative expenses	37,499	34,809
Depreciation of office facilities	2,113	2,389

Total	¥150,699	¥142,159

Selling, general and administrative expenses for the three months ended December 31, 2010 and 2011, are as follows:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Personnel expenses	¥35,263	¥31,363
Selling expenses	4,238	5,015
Administrative expenses	13,220	11,737
Depreciation of office facilities	717	817

Total	¥53,438	¥48,932

Pension Plans (Tables)	9 Months Ended
Dec. 31, 2011
Pension, Net Periodic Benefit Costs, Disclosure

Net pension cost of the plans for the nine months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Service cost	¥2,330	¥2,283
Interest cost	1,026	1,011
Expected return on plan assets	(1,525)	(1,514)
Amortization of transition obligation	(3)	42
Amortization of net actuarial loss	782	913
Amortization of prior service credit	(894)	(895)

Net periodic pension cost	¥1,716	¥1,840

Net pension cost of the plans for the three months ended December 31, 2010 and 2011 consists of the following:

	Three months ended	Three months ended
	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Service cost	¥776	¥761
Interest cost	340	336
Expected return on plan assets	(506)	(504)
Amortization of transition obligation	(1)	14
Amortization of net actuarial loss	260	304
Amortization of prior service credit	(298)	(299)

Net periodic pension cost	¥571	¥612

Discontinued Operations (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Discontinued operations for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 consist of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Revenues	¥24,125	¥7,742
Income from discontinued operations, net*	6,785	1,018

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Revenues	¥5,614	¥2,408
Income from discontinued operations, net*	3,660	(309)

*	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.

Per Share Data (Tables)	9 Months Ended
Dec. 31, 2011
Earnings Per Share Reconciliation

Reconciliation of the differences between basic and diluted earnings per share (EPS) in the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 is as follows:

During the nine months ended December 31, 2010, the diluted EPS calculation excludes stock options for 1,221 thousand shares, as they were antidilutive.

During the nine months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,049 thousand shares, as they were antidilutive.

During the three months ended December 31, 2010, the diluted EPS calculation excludes convertible bond for 2,493 thousand shares and stock options for 1,122 thousand shares, as they were antidilutive.

During the three months ended December 31, 2011, the diluted EPS calculation excludes stock options for 1,084 thousand shares, as they were antidilutive.

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥44,178	¥67,914
Effect of dilutive securities—
Expense related to convertible bonds	1,801	1,767

Income from continuing operations for diluted EPS computation	¥45,979	¥69,681

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Income attributable to ORIX Corporation from continuing operations	¥13,152	¥23,746
Effect of dilutive securities—
Expense related to convertible bonds	328	589

Income from continuing operations for diluted EPS computation	¥13,480	¥24,335

	Thousands of Shares
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Weighted-average shares	107,487	107,506
Effect of dilutive securities—
Conversion of convertible bonds	24,412	24,411
Exercise of stock options	92	111

Weighted-average shares for diluted EPS computation	131,991	132,028

	Thousands of Shares
	Three months ended December 31, 2010	Three months ended December 31, 2011
Weighted-average shares	107,487	107,511
Effect of dilutive securities—
Conversion of convertible bonds	21,919	24,410
Exercise of stock options	106	112

Weighted-average shares for diluted EPS computation	129,512	132,033

	Yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥411.01	¥631.72
Diluted	348.35	527.77

	Yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥122.36	¥220.87
Diluted	104.08	184.31

Derivative Financial Instruments and Hedging (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥387	Interest on loans and investment securities/Interest expense	¥(300)	—	¥—

Foreign exchange contracts	926	Foreign currency transaction loss	127	—	—

Foreign currency swap agreements	(1,577)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	253	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥2,551	Interest on loans and investment securities/Interest expense	¥(2,735)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	11,816	Foreign currency transaction loss	(11,816)	Foreign currency transaction loss
Foreign currency swap agreements	5,531	Foreign currency transaction loss	(5,531)	Foreign currency transaction loss
Foreign currency long-term-debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥6,193	Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥—
Borrowings and bonds in local currency	5,154	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥30	Other operating revenues / expenses

Foreign currency swap agreements	(40)	Other operating revenues / expenses

Futures	2,289	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(4)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(423)	Other operating revenues / expenses

Options held/written, Caps held and other	(51)	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(635)	Interest on loans and investment securities / Interest expense	¥(43)	—	¥—

Foreign exchange contracts	40	Foreign currency transaction loss	532	—	—

Foreign currency swap agreements	685	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(946)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,073	Interest on loans and investment securities / Interest expense	¥(4,324)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	5,450	Foreign currency transaction loss	(5,450)	Foreign currency transaction loss

Foreign currency swap agreements	1,440	Foreign currency transaction loss	(1,440)	Foreign currency transaction loss

Foreign currency long-term-debt	(351)	Foreign currency transaction loss	351	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,770	—	¥—	—	¥—

Borrowings and bonds in local currency	4,087	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥18	Other operating revenues / expenses

Foreign currency swap agreements	9	Other operating revenues / expenses

Futures	(1,076)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	672	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	17	Other operating revenues / expenses

Options held/written, caps held and other	65	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥258	Interest on loans and investment securities/Interest expense	¥(15)	—	¥—

Foreign exchange contracts	100	Foreign currency transaction loss	52	—	—

Foreign currency swap agreements	(1,468)	Interest on loans and investment securities/Interest expense/ Foreign currency transaction loss	183	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(1,642)	Interest on loans and investment securities / Interest expense	¥1,613	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	2,952	Foreign currency transaction loss	(2,952)	Foreign currency transaction loss

Foreign currency swap agreements	601	Foreign currency transaction loss	(601)	Foreign currency transaction loss

Foreign currency long-term debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥1,381	—	¥—	—	¥—

Borrowings and bonds in local currency	1,483	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(32)	Other operating revenues / expenses

Foreign currency swap agreements	(31)	Other operating revenues / expenses

Futures	1,646	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(164)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(507)	Other operating revenues / expenses

Options held/written, Caps held and other	52	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(80)	Interest on loans and investment securities / Interest expense	¥(12)	—	¥—

Foreign exchange contracts	(71)	Foreign currency transaction loss	90	—	—

Foreign currency swap agreements	(829)	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(173)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥399	Interest on loans and investment securities / Interest expense	¥(458)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	(1,683)	Foreign currency transaction loss	1,683	Foreign currency transaction loss

Foreign currency swap agreements	(1,903)	Foreign currency transaction loss	1,903	Foreign currency transaction loss

Foreign currency long-term debt	596	Foreign currency transaction loss	(596)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(900)	—	¥—	—	¥—

Borrowings and bonds in local currency	(1,014)	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥6	Other operating revenues / expenses

Foreign currency swap agreements	15	Other operating revenues / expenses

Futures	(707)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(90)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	20	Other operating revenues / expenses

Options held/written, caps held and other	119	Other operating revenues / expenses

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Notional amounts of derivative instruments and other, fair values of derivative instruments in consolidated balance sheets at March 31, 2011 and December 31, 2011 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities

Foreign currency long-term debt	116,695	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen

Interest rate swap agreements	¥3,129	¥—	—	¥47	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities

Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

December 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥235,398	¥4,625	Other receivables	¥1,404	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	144,864	1,509	Other receivables	1,180	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	90,323	8,671	Other receivables	3,687	Trade notes, accounts payable and other liabilities

Foreign currency long-term-debt	96,221	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

Interest rate swap agreements	¥1,338	¥—	—	¥29	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	113,160	4,101	Other receivables	2,678	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	206,075	598	Other receivables	613	Trade notes, accounts payable and other liabilities

Credit derivatives held	5,829	162	Other receivables	4	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of December 31, 2011.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *1	¥7,000	Less than one year	¥48

Total return swap	In case of underlying reference CMBS price falling beyond certain extent *2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Estimated Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2011
Fair Value, by Balance Sheet Grouping

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, caps held and other:
Assets	3,467	3,467
Liabilities	2,071	2,071

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

December 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥33,818	¥33,818
Futures, foreign exchange contracts:
Assets	580	580
Liabilities	581	581
Credit derivatives held:
Assets	162	162
Liabilities	4	4
Options held/written, caps held and other:
Assets	4,101	4,101
Liabilities	2,678	2,678

Non-trading instruments
Assets:
Cash and cash equivalents	¥662,894	¥662,894
Restricted cash	122,103	122,103
Time deposits	7,020	7,020
Installment loans (net of allowance for probable loan losses)	2,626,743	2,649,391
Investment in securities:
Practicable to estimate fair value	929,488	932,506
Not practicable to estimate fair value	204,414	204,414
Liabilities:
Short-term debt	467,121	467,121
Deposits	1,063,667	1,068,967
Long-term debt	4,172,523	4,138,341
Futures, foreign exchange contracts:
Assets	1,527	1,527
Liabilities	1,212	1,212
Foreign currency swap agreements:
Assets	8,671	8,671
Liabilities	3,687	3,687
Interest rate swap agreements:
Assets	4,625	4,625
Liabilities	1,433	1,433

Commitments, Guarantees, and Contingent Liabilities (Tables)	9 Months Ended
Dec. 31, 2011
Operating Leases of Lessee Disclosure

The minimum future rentals on non-cancelable operating leases are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥3,587	¥3,439
More than one year	26,302	24,048

Total	¥29,889	¥27,487

Contractual Commitments

As of March 31, 2011 and December 31, 2011, the amounts due are as follows:

	December 31, 2011	December 31, 2011
	Millions of yen
	March 31, 2011	December 31, 2011
Within one year	¥382	¥160
More than one year	60	268

Total	¥442	¥428

Schedule of Guarantor Obligations

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and December 31, 2011:

	March 31, 2011			December 31, 2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥284,851	¥1,958	2018	¥318,832	¥1,496	2026
Transferred loans	166,936	2,218	2043	154,784	3,800	2043
Housing loans	16,949	2,353	2051	15,198	2,228	2051
Other	294	4	2018	1,453	5	2018

Total	¥469,030	¥6,533	—	¥490,267	¥7,529	—

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Collateral—Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 7 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011 and December 31, 2011:

	Millions of yen
	March 31, 2011	December 31, 2011
Minimum lease payments, loans and investment in operating leases	¥97,148	¥93,669
Investment in securities	50,679	84,610
Other operating assets	8,537	8,949
Other assets	14,399	3,398

Total	¥170,763	¥190,626

Segment Information (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment

Financial information of the segments for the nine months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥59,896	¥169,512	¥142,769	¥66,012	¥109,538	¥128,655	¥676,382
Segment profits	8,314	20,831	3,508	11,349	21,067	31,037	96,106

Financial information of the segments for the nine months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,523	¥175,455	¥148,511	¥56,679	¥116,969	¥133,286	¥684,423
Segment profits (losses)	14,749	27,117	(2,877)	17,810	15,321	39,308	111,428

Financial information of the segments for the three months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥19,777	¥57,001	¥43,262	¥20,120	¥34,301	¥44,758	¥219,219
Segment profits	4,148	6,790	1,116	4,917	5,892	8,559	31,422

Financial information of the segments for the three months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥17,463	¥57,909	¥52,605	¥16,513	¥37,140	¥41,978	¥223,608
Segment profits (losses)	6,193	8,805	(6,331)	2,879	8,466	10,239	30,251

Segment assets information as of March 31, 2011 and December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2011	¥968,327	¥502,738	¥1,539,814	¥506,011	¥1,653,704	¥972,224	¥6,142,818
December 31, 2011	860,482	521,486	1,405,440	499,447	1,701,641	933,932	5,922,428

Schedule of Segment Reporting Information, by Segment, Table

The reconciliation of segment totals to consolidated financial statement amounts is as follows.

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥676,382	¥684,423
Revenues related to corporate assets	4,199	5,809
Revenues related to certain VIEs	39,192	32,097
Revenues from discontinued operations	(24,125)	(7,742)

Total consolidated revenues	¥695,648	¥714,587

Segment profits:
Total profits for segments	¥96,106	¥111,428
Corporate interest expenses, general and administrative expenses	(7,852)	(11,322)
Corporate write-downs of securities	(615)	—
Corporate net gains (losses) on investment securities	203	—
Corporate other gain (losses)	(2,293)	(291)
Gain (losses) related to assets or liabilities of certain VIEs	(1,578)	1,677
Discontinued operations	(10,594)	(1,670)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,786	2,690

Total consolidated income before income taxes and discontinued operations	¥75,163	¥102,512

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥219,219	¥223,608
Revenues related to corporate assets	1,172	754
Revenues related to certain VIEs	11,681	10,872
Revenues from discontinued operations	(5,614)	(2,408)

Total consolidated revenues	¥226,458	¥232,826

Segment profits:
Total profits for segments	¥31,422	¥30,251
Corporate interest expenses, general and administrative expenses	(2,756)	(4,150)
Corporate write-downs of securities	(615)	—
Corporate other gain (losses)	(263)	(1,452)
Gain (losses) related to assets or liabilities of certain VIEs	(118)	995
Discontinued operations	(4,906)	511
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	721	584

Total consolidated income before income taxes and discontinued operations	¥23,485	¥26,739

	Millions of yen
	March 31, 2011	December 31, 2011
Segment assets:
Total assets for segments	¥6,142,818	¥5,922,428
Cash and cash equivalents, restricted cash and time deposits	855,340	792,017
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(131,538)
Other receivables	182,013	166,126
Other corporate assets	543,728	571,484
Assets of certain VIEs	1,011,833	874,081

Total consolidated assets	¥8,581,582	¥8,194,598

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the nine months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥557,031	¥103,462	¥59,280	¥(24,125)	¥695,648
Income before Income Taxes	54,720	13,903	17,134	(10,594)	75,163
For the nine months ended December 31, 2011
	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥559,891	¥91,204	¥71,234	¥(7,742)	¥714,587
Income before Income Taxes	61,709	18,611	23,862	(1,670)	102,512

For the three months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥177,188	¥35,199	¥19,685	¥(5,614)	¥226,458
Income before Income Taxes	19,452	4,412	4,527	(4,906)	23,485

For the three months ended December 31, 2011

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥182,934	¥32,038	¥20,262	¥(2,408)	¥232,826
Income before Income Taxes	14,314	5,451	6,463	511	26,739

*Note:	1.	Results of discontinued operations are included in each amount attributed to each geographic area.
	2.	Mainly United States
	3.	Mainly Asia, Europe, Oceania and Middle East

Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2011 Year	Dec. 31, 2010	Mar. 31, 2011
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Revenues on direct financing leases and installment loans past due policy			The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.
Available-for-sale securities, recognition of losses related to equity securities policy			For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months.
Provision for income taxes			¥ 7,661
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001			24,674
Investment in operating lease, accumulated depreciation	413,570		413,570		402,697
Loans held for sale in installment loans	8,896		8,896		13,718
Goodwill	92,685		92,685		94,790
Amortization of policy acquisition costs charged to income	1,853	2,098	6,433	7,015
Effective income tax rates including discontinued operations	8.40%	38.50%	31.40%	38.70%
National Corporate tax			30.00%
Inhabitant tax			6.00%
Enterprise tax			8.00%
Statutory income tax rate			40.90%
Tax losses Carry-forward period	7		7
Advance and/or progress payments for development of condominiums for sale	86,766		86,766		96,197
Finished goods	8,643		8,643		12,213
Write-down of advance and/or progress payments for development of residential condominiums	1,323	2,548	1,833	2,998
After Amendment
Significant Accounting Policies [Line Items]
Tax losses Carry-forward period	9		9
Percentage of taxable income available for deduction			80.00%
Fiscal years beginning between April 1, 2012 and March 31, 2015
Significant Accounting Policies [Line Items]
Statutory income tax rate			38.30%
Fiscal year beginning after April 1, 2015
Significant Accounting Policies [Line Items]
Statutory income tax rate			35.90%
Other Operating Assets
Significant Accounting Policies [Line Items]
Accumulated depreciation	37,826		37,826		34,739
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 39,051		¥ 39,051		¥ 39,057

Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	¥ 19,666		¥ 22,985
Financial assets	948,201		988,409
Derivative liabilities	9,595		42,076
Financial liabilities	9,595		42,076
Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,625		2,070
Derivative liabilities	1,433		1,320
Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,101		3,467
Derivative liabilities	2,678		2,071
Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,107		2,633
Derivative liabilities	1,793		4,968
Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8,671		14,766
Derivative liabilities	3,687		33,481
Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	162		49
Derivative liabilities	4		236
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,818		71,991
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	880,582		883,410
Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	173,482		169,345
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,644		34,968
Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	306,217		292,032
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	162,396		222,314
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	100,591		87,874
Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	7,586		5,506
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	71,666		71,371
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,896	[1]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	559		1,306
Financial assets	107,832		76,983
Derivative liabilities	557		977
Financial liabilities	557		977
Level 1 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	559		1,306
Derivative liabilities	557		977
Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	166		763
Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	107,107		74,914
Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	50,321		19,995
Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	27
Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	56,759		54,919
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	15,381		18,497
Financial assets	564,800		592,568
Derivative liabilities	9,038		40,863
Financial liabilities	9,038		40,863
Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,625		2,070
Derivative liabilities	1,433		1,320
Level 2 | Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	375		333
Derivative liabilities	2,678		2,071
Level 2 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,548		1,327
Derivative liabilities	1,236		3,991
Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8,671		14,766
Derivative liabilities	3,687		33,481
Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	162		1
Derivative liabilities	4
Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,652		71,228
Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	501,632		492,820
Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	123,161		149,350
Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,617		34,968
Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	303,328		289,459
Level 2 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	1,619		2,591
Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	14,907		16,452
Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,896	[1]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,726		3,182
Financial assets	275,569		318,858
Derivative liabilities			236
Financial liabilities			236
Level 3 | Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,726		3,134
Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			48
Derivative liabilities			236
Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	271,843		315,676
Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	2,889		2,573
Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	162,396		222,314
Level 3 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	98,972		85,283
Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 7,586		¥ 5,506

[1]	A subsidiary elected the fair value option under ASC825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥404 million and ¥404 million, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2011 and for the three months ended December 31, 2011, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at December 31, 2011, are ¥8,492 million and ¥8,896 million, respectively, and the amount of aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥404 million. There are no loans that are 90 days or more past due, in non-accrual status, or both.

Reconciliation of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			¥ 24				¥ 53
Gains or losses (realized/ unrealized), included in earnings							(26)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			1				(2)
Gains or losses (realized/ unrealized), total			1				(28)
Purchase, sales, and settlements (net)			(25)				(25)
Available-for-sale securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	292,909		308,955		315,676		401,804
Gains or losses (realized/ unrealized), included in earnings	(520)	[1]	(922)	[1]	(1,851)	[1]	(7,705)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	1,939		(1,971)		(632)		(3,192)
Gains or losses (realized/ unrealized), total	1,419		(2,893)		(2,483)		(10,897)
Purchases	14,346				53,681
Sales	(6,452)				(6,777)
Settlements	(30,379)				(88,254)
Purchase, sales, and settlements (net)			(6,024)				(47,333)
Transfers in and/ or out of Level 3 (net)							(43,536)	[2]
Ending Balance	271,843		300,038		271,843		300,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(978)	[1]	(889)	[1]	(2,487)	[1]	(7,733)	[1]
Available-for-sale securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,681		3,147		2,573		6,841
Gains or losses (realized/ unrealized), included in earnings	(37)	[1]	(22)	[1]	(105)	[1]	10	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	17		(4)		203		(66)
Gains or losses (realized/ unrealized), total	(20)		(26)		98		(56)
Purchases	546				2,549
Settlements	(318)				(2,331)
Purchase, sales, and settlements (net)			(473)				(2,080)
Transfers in and/ or out of Level 3 (net)							(2,057)	[2]
Ending Balance	2,889		2,648		2,889		2,648
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(37)	[1]	(23)	[1]	(108)	[1]	(23)	[1]
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	180,191		213,852		222,314		246,305
Gains or losses (realized/ unrealized), included in earnings	(1,576)	[1]	(183)	[1]	(3,451)	[1]	(4,993)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	964		(148)		3,112		1,491
Gains or losses (realized/ unrealized), total	(612)		(331)		(339)		(3,502)
Purchases	100				100
Sales	(10)				(10)
Settlements	(17,273)				(59,669)
Purchase, sales, and settlements (net)			(4,262)				(41,473)
Transfers in and/ or out of Level 3 (net)							7,929	[2]
Ending Balance	162,396		209,259		162,396		209,259
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(1,601)	[1]	(215)	[1]	(3,476)	[1]	(5,031)	[1]
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	99,624		86,462		85,283		143,176
Gains or losses (realized/ unrealized), included in earnings	1,093	[1]	(717)	[1]	1,705	[1]	(2,722)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	785		(1,825)		(3,336)		(4,635)
Gains or losses (realized/ unrealized), total	1,878		(2,542)		(1,631)		(7,357)
Purchases	13,700				45,341
Sales	(6,442)				(6,767)
Settlements	(9,788)				(23,254)
Purchase, sales, and settlements (net)			(1,289)				(3,780)
Transfers in and/ or out of Level 3 (net)							(49,408)	[2]
Ending Balance	98,972		82,631		98,972		82,631
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	660	[1]	(651)	[1]	1,097	[1]	(2,679)	[1]
Available-for-sale securities | Other Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	10,413		5,494		5,506		5,482
Gains or losses (realized/ unrealized), included in other comprehensive income	173		6		(611)		18
Gains or losses (realized/ unrealized), total	173		6		(611)		18
Purchases					5,691
Settlements	(3,000)				(3,000)
Ending Balance	7,586		5,500		7,586		5,500
Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,253		3,288		2,946		493
Gains or losses (realized/ unrealized), included in earnings	463	[1]	(2,204)	[1]	592	[1]	(2,068)	[1]
Gains or losses (realized/ unrealized), total	463		(2,204)		592		(2,068)
Settlements	10				188
Transfers in and/ or out of Level 3 (net)							2,659	[2]
Ending Balance	3,726		1,084		3,726		1,084
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	463	[1]	(2,204)	[1]	592	[1]	(2,068)	[1]
Derivative assets and liabilities (net) | Options held/written, caps held and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,263		2,720		3,134
Gains or losses (realized/ unrealized), included in earnings	463	[1]	(1,682)	[1]	592	[1]	(1,621)	[1]
Gains or losses (realized/ unrealized), total	463		(1,682)		592		(1,621)
Transfers in and/ or out of Level 3 (net)							2,659	[2]
Ending Balance	3,726		1,038		3,726		1,038
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	463	[1]	(1,682)	[1]	592	[1]	(1,621)	[1]
Derivative assets and liabilities (net) | Credit derivatives held/written
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(10)		568		(188)		493
Gains or losses (realized/ unrealized), included in earnings			(522)	[1]			(447)	[1]
Gains or losses (realized/ unrealized), total			(522)				(447)
Settlements	10				188
Ending Balance			46				46
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			¥ (522)	[1]			¥ (447)	[1]

[1]	Principally, gains and losses from trading securities are included in brokerage commissions and net gains on investment securities; available-for-sale securities are included in write-downs of securities or life insurance premiums and related investment income and derivative assets and liabilities (net) are included in other operating revenues/expenses, respectively. Also, for available-for-sale securities, amortizations of interest recognized in interest on loans and investment securities are included in these columns.
[2]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.

Fair Value Measurements - Additional Information (Detail) (Accounting Standards Update 2009-16 And 2009-17, JPY ¥) In Millions, unless otherwise specified	9 Months Ended
Dec. 31, 2010
Specified bonds issued by SPEs in Japan
Fair Value, Measurement Inputs, Disclosure [Line Items]
Transfers into Level 3	¥ 9,225
Transfers out of Level 3	1,296
CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Measurement Inputs, Disclosure [Line Items]
Transfers out of Level 3	¥ 49,408

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 119,348	¥ 185,042
Unlisted securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	1,138	3,776
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Real estate collateral-dependent loans (net of allowance for probable loan losses)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	81,362	110,329
Investment in operating leases and other operating assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,478	26,813
Land and buildings undeveloped or under construction
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	14,307	30,595
Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,063	2,090
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	10,775	236
Level 1 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	10,775	236
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis		11,439
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	108,573	173,367
Level 3 | Unlisted securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	1,138	3,776
Level 3 | Real estate collateral-dependent loans (net of allowance for probable loan losses)
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	81,362	110,329
Level 3 | Investment in operating leases and other operating assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	11,478	26,813
Level 3 | Land and buildings undeveloped or under construction
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	14,307	30,595
Level 3 | Certain investment in affiliates
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 288	¥ 1,854

Information about Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011		Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	¥ 139,134		¥ 154,150
Allowance for credit losses , provision charged to income	(529)		8,268
Allowance for credit losses , charge-offs	(7,960)		(29,567)
Allowance for credit losses , Recoveries	395		1,104
Allowance for credit losses , Others	498	[1]	(2,417)	[1]
Allowance for Credit Losses, Ending Balance	131,538		131,538
Allowance for Credit Losses, Individually Evaluated for Impairment	85,721		85,721		97,323
Allowance for Credit Losses, Not Individually Evaluated for Impairment	45,817		45,817		56,827
Financing receivables, Ending Balance	3,571,831		3,571,831		3,800,299
Financing receivables, Individually Evaluated for Impairment	281,957		281,957		312,031
Financing receivables, Not Individually Evaluated for Impairment	3,289,874		3,289,874		3,488,268
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	16,580		17,096
Allowance for credit losses , provision charged to income	5		576
Allowance for credit losses , charge-offs	(207)		(1,292)
Allowance for credit losses , Recoveries	5		35
Allowance for credit losses , Others	6	[1]	(26)	[1]
Allowance for Credit Losses, Ending Balance	16,389		16,389
Allowance for Credit Losses, Individually Evaluated for Impairment	2,850		2,850		3,016
Allowance for Credit Losses, Not Individually Evaluated for Impairment	13,539		13,539		14,080
Financing receivables, Ending Balance	860,330		860,330		840,419
Financing receivables, Individually Evaluated for Impairment	8,930		8,930		8,312
Financing receivables, Not Individually Evaluated for Impairment	851,400		851,400		832,107
Corporate Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	23,086		27,426
Allowance for credit losses , provision charged to income	137		889
Allowance for credit losses , charge-offs	(1,980)		(5,535)
Allowance for credit losses , Recoveries			16
Allowance for credit losses , Others	253	[1]	(1,300)	[1]
Allowance for Credit Losses, Ending Balance	21,496		21,496
Allowance for Credit Losses, Individually Evaluated for Impairment	18,417		18,417		23,123
Allowance for Credit Losses, Not Individually Evaluated for Impairment	3,079		3,079		4,303
Financing receivables, Ending Balance	793,787		793,787		952,573
Financing receivables, Individually Evaluated for Impairment	66,606		66,606		73,029
Financing receivables, Not Individually Evaluated for Impairment	727,181		727,181		879,544
Corporate Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	62,663		70,972
Allowance for credit losses , provision charged to income	(1,781)		3,693
Allowance for credit losses , charge-offs	(3,399)		(17,215)
Allowance for credit losses , Recoveries	373		1,022
Allowance for credit losses , Others	128	[1]	(488)	[1]
Allowance for Credit Losses, Ending Balance	57,984		57,984
Allowance for Credit Losses, Individually Evaluated for Impairment	47,786		47,786		55,170
Allowance for Credit Losses, Not Individually Evaluated for Impairment	10,198		10,198		15,802
Financing receivables, Ending Balance	977,289		977,289		1,065,119
Financing receivables, Individually Evaluated for Impairment	174,899		174,899		194,005
Financing receivables, Not Individually Evaluated for Impairment	802,390		802,390		871,114
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	17,994	[2]	17,455	[2]
Allowance for credit losses , provision charged to income	568	[2]	1,465	[2]
Allowance for credit losses , charge-offs	(112)	[2]	(269)	[2]
Allowance for credit losses , Others	35	[1],[2]	(166)	[1],[2]
Allowance for Credit Losses, Ending Balance	18,485	[2]	18,485	[2]
Allowance for Credit Losses, Individually Evaluated for Impairment	16,668	[2]	16,668	[2]	16,014	[2]
Allowance for Credit Losses, Not Individually Evaluated for Impairment	1,817	[2]	1,817	[2]	1,441	[2]
Financing receivables, Ending Balance	100,795	[2]	100,795	[2]	111,335	[2]
Financing receivables, Individually Evaluated for Impairment	31,522	[2]	31,522	[2]	36,685	[2]
Financing receivables, Not Individually Evaluated for Impairment	69,273	[2]	69,273	[2]	74,650	[2]
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses , Beginning Balance	18,811		21,201
Allowance for credit losses , provision charged to income	542		1,645
Allowance for credit losses , charge-offs	(2,262)		(5,256)
Allowance for credit losses , Recoveries	17		31
Allowance for credit losses , Others	76	[1]	(437)	[1]
Allowance for Credit Losses, Ending Balance	17,184		17,184
Allowance for Credit Losses, Not Individually Evaluated for Impairment	17,184		17,184		21,201
Financing receivables, Ending Balance	839,630		839,630		830,853
Financing receivables, Not Individually Evaluated for Impairment	¥ 839,630		¥ 839,630		¥ 830,853

[1]	Other includes mainly foreign currency translation adjustments.
[2]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Information about Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	¥ 281,957		¥ 312,031
Unpaid Principal Balance	280,324		311,026
Related Allowance	85,721		97,323
Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	241,505		267,034
Unpaid Principal Balance	239,904		266,030
Related Allowance	66,203		78,293
Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,546		21,418
Unpaid Principal Balance	31,513		21,338
Related Allowance	4,636		4,421
Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	35,060		51,611
Unpaid Principal Balance	34,952		51,365
Related Allowance	13,781		18,702
Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	80,489		93,607
Unpaid Principal Balance	79,986		93,324
Related Allowance	25,910		30,552
Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,564		29,597
Unpaid Principal Balance	23,164		29,517
Related Allowance	3,261		4,114
All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	70,846		70,801
Unpaid Principal Balance	70,289		70,486
Related Allowance	18,615		20,504
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,522		36,685
Unpaid Principal Balance	31,522		36,685
Related Allowance	16,668		16,014
Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	8,930		8,312
Unpaid Principal Balance	8,898		8,311
Related Allowance	2,850		3,016
Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	80,416	[1]	68,282	[1]
Unpaid Principal Balance	79,925	[1]	68,183	[1]
Impaired Financing Receivable with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,872		2,259
Unpaid Principal Balance	1,853		2,259
Impaired Financing Receivable with No Related Allowance | Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	78,544		66,023
Unpaid Principal Balance	78,072		65,924
Impaired Financing Receivable with No Related Allowance | Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	19,036		9,465
Unpaid Principal Balance	19,023		9,443
Impaired Financing Receivable with No Related Allowance | Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	4,337		4,579
Unpaid Principal Balance	4,337		4,579
Impaired Financing Receivable with No Related Allowance | Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	15,362		14,532
Unpaid Principal Balance	15,326		14,516
Impaired Financing Receivable with No Related Allowance | Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,504		17,080
Unpaid Principal Balance	12,326		17,031
Impaired Financing Receivable with No Related Allowance | All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	27,305		20,367
Unpaid Principal Balance	27,060		20,355
Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	201,541	[2]	243,749	[2]
Unpaid Principal Balance	200,399	[2]	242,843	[2]
Related Allowance	85,721	[2]	97,323	[2]
Impaired Financing Receivable with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,058		6,053
Unpaid Principal Balance	7,045		6,052
Related Allowance	2,850		3,016
Impaired Financing Receivable with Related Allowance | Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	162,961		201,011
Unpaid Principal Balance	161,832		200,106
Related Allowance	66,203		78,293
Impaired Financing Receivable with Related Allowance | Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,510		11,953
Unpaid Principal Balance	12,490		11,895
Related Allowance	4,636		4,421
Impaired Financing Receivable with Related Allowance | Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	30,723		47,032
Unpaid Principal Balance	30,615		46,786
Related Allowance	13,781		18,702
Impaired Financing Receivable with Related Allowance | Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	65,127		79,075
Unpaid Principal Balance	64,660		78,808
Related Allowance	25,910		30,552
Impaired Financing Receivable with Related Allowance | Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,060		12,517
Unpaid Principal Balance	10,838		12,486
Related Allowance	3,261		4,114
Impaired Financing Receivable with Related Allowance | All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	43,541		50,434
Unpaid Principal Balance	43,229		50,131
Related Allowance	18,615		20,504
Impaired Financing Receivable with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,522		36,685
Unpaid Principal Balance	31,522		36,685
Related Allowance	¥ 16,668		¥ 16,014

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.

Credit Quality of Financing Receivables and the Allowance for Credit losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	¥ 288,545 [1]	¥ 296,159 [1]	¥ 368,539
Recognition of interest income on impaired loans	1,189	4,078	4,225
Interest received in cash on impaired loans	¥ 1,084	¥ 3,394	¥ 3,592

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Average Recorded Investments in Impaired Loans and Interest Income on Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 288,545	[1]	¥ 296,159	[1]	¥ 368,539
Interest Income on Impaired Loans	1,189		4,078		4,225
Interest on Impaired Loans Collected in Cash	1,084		3,394		3,592
Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	9,268	[1]	8,911	[1]
Interest Income on Impaired Loans	62		147
Interest on Impaired Loans Collected in Cash	59		140
Corporate loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	247,534	[1]	253,395	[1]
Interest Income on Impaired Loans	1,127		3,931
Interest on Impaired Loans Collected in Cash	1,025		3,254
Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	32,007	[1]	26,490	[1]
Interest Income on Impaired Loans	111		471
Interest on Impaired Loans Collected in Cash	111		458
Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	36,092	[1]	42,047	[1]
Interest Income on Impaired Loans	157		653
Interest on Impaired Loans Collected in Cash	156		539
Other Real estate companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	81,688	[1]	86,650	[1]
Interest Income on Impaired Loans	427		1,106
Interest on Impaired Loans Collected in Cash	392		898
Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	24,592	[1]	26,805	[1]
Interest Income on Impaired Loans	171		630
Interest on Impaired Loans Collected in Cash	171		542
All other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	73,155	[1]	71,403	[1]
Interest Income on Impaired Loans	261		1,071
Interest on Impaired Loans Collected in Cash	195		817
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	¥ 31,743	[1]	¥ 33,853	[1]

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,571,831	¥ 3,800,299
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	845,572	825,478
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,758	14,941
Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,771,076	2,017,692
Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	258,050	303,640
Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	535,737	648,933
Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	334,852	386,214
Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	137,484	145,473
All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	504,953	533,432
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	100,795	111,335
Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	635,731	642,827
Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	203,899	188,026
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,260,984	3,455,444
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	827,902	807,194
Performing | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,728	14,876
Performing | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,529,571	1,750,658
Performing | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	226,504	282,222
Performing | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	500,677	597,322
Performing | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	254,363	292,607
Performing | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	113,920	115,876
Performing | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	434,107	462,631
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	69,273	74,650
Performing | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	618,516	624,919
Performing | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	200,994	183,147
Non-performing Loans individually evaluated for impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	281,957	312,031
Non-performing Loans individually evaluated for impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,930	8,312
Non-performing Loans individually evaluated for impairment | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	241,505	267,034
Non-performing Loans individually evaluated for impairment | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,546	21,418
Non-performing Loans individually evaluated for impairment | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	35,060	51,611
Non-performing Loans individually evaluated for impairment | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	80,489	93,607
Non-performing Loans individually evaluated for impairment | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,564	29,597
Non-performing Loans individually evaluated for impairment | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,846	70,801
Non-performing Loans individually evaluated for impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,522	36,685
Non-performing 90+ days past-due Loans not individually evaluated for impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,890	32,824
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,740	9,972
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30	65
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,215	17,908
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,905	4,879
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	310,847	344,855
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,670	18,284
Nonperforming | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30	65
Nonperforming | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	241,505	267,034
Nonperforming | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,546	21,418
Nonperforming | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	35,060	51,611
Nonperforming | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	80,489	93,607
Nonperforming | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,564	29,597
Nonperforming | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,846	70,801
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,522	36,685
Nonperforming | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,215	17,908
Nonperforming | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 2,905	¥ 4,879

Information about Nonaccrual and Past Due Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 110,572	¥ 130,053
90 Days or More Past-Due Financing Receivables	148,996	163,709
Total Past Due Financing Receivables	259,568	293,762
Total Financing Receivables	3,471,036	3,688,964
Non-Accrual	148,996	163,709
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,352	4,119
90 Days or More Past-Due Financing Receivables	13,195	15,031
Total Past Due Financing Receivables	16,547	19,150
Total Financing Receivables	845,572	825,478
Non-Accrual	13,195	15,031
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	8
90 Days or More Past-Due Financing Receivables	30	65
Total Past Due Financing Receivables	38	65
Total Financing Receivables	14,758	14,941
Non-Accrual	30	65
Corporate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	99,586	120,127
90 Days or More Past-Due Financing Receivables	115,651	125,826
Total Past Due Financing Receivables	215,237	245,953
Total Financing Receivables	1,771,076	2,017,692
Non-Accrual	115,651	125,826
Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,897	5,697
90 Days or More Past-Due Financing Receivables	22,179	9,925
Total Past Due Financing Receivables	26,076	15,622
Total Financing Receivables	258,050	303,640
Non-Accrual	22,179	9,925
Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	82,731	97,114
90 Days or More Past-Due Financing Receivables	7,904	19,747
Total Past Due Financing Receivables	90,635	116,861
Total Financing Receivables	535,737	648,933
Non-Accrual	7,904	19,747
Other Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	7,967	4,556
90 Days or More Past-Due Financing Receivables	44,816	54,566
Total Past Due Financing Receivables	52,783	59,122
Total Financing Receivables	334,852	386,214
Non-Accrual	44,816	54,566
Other Entertainment companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3	3,093
90 Days or More Past-Due Financing Receivables	4,449	5,487
Total Past Due Financing Receivables	4,452	8,580
Total Financing Receivables	137,484	145,473
Non-Accrual	4,449	5,487
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,988	9,667
90 Days or More Past-Due Financing Receivables	36,303	36,101
Total Past Due Financing Receivables	41,291	45,768
Total Financing Receivables	504,953	533,432
Non-Accrual	36,303	36,101
Direct financing leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,141	3,307
90 Days or More Past-Due Financing Receivables	17,215	17,908
Total Past Due Financing Receivables	21,356	21,215
Total Financing Receivables	635,731	642,827
Non-Accrual	17,215	17,908
Direct financing leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,485	2,500
90 Days or More Past-Due Financing Receivables	2,905	4,879
Total Past Due Financing Receivables	6,390	7,379
Total Financing Receivables	203,899	188,026
Non-Accrual	¥ 2,905	¥ 4,879

Troubled Debt Restructurings of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 3,328	¥ 21,397
Post-modification Outstanding Recorded Investment	2,986	20,423
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	176	1,468
Post-modification Outstanding Recorded Investment	112	1,359
Corporate loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	3,152	19,929
Post-modification Outstanding Recorded Investment	2,874	19,064
Corporate Non-recourse loans | U.S.
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	922	5,171
Post-modification Outstanding Recorded Investment	920	5,035
Corporate Non-recourse loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment		943
Post-modification Outstanding Recorded Investment		943
Other Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,139	4,601
Post-modification Outstanding Recorded Investment	1,050	4,395
All other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,091	9,214
Post-modification Outstanding Recorded Investment	¥ 904	¥ 8,691

Financing Receivables Modified as Troubled Debt Restructurings within the Previous 12 Months from the Current Period End and for which there was a Payment Default (Detail) (JPY ¥)
In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 43	¥ 1,287
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	33	33
Corporate loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	10	1,254
Other Real estate companies
Financing Receivable, Modifications [Line Items]
Recorded Investment		60
All other
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 10	¥ 1,194

Investment in Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Schedule of Investments [Line Items]
Trading securities	¥ 33,818	¥ 71,991
Available-for-sale securities	880,582	883,410
Held-to-maturity securities	43,667	43,695
Other securities	209,653	176,285
Total	¥ 1,167,720	¥ 1,175,381

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) (JPY ¥)
In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Schedule of Investments [Line Items]
Amortized cost	¥ 912,714	¥ 907,480
Gross unrealized gains	31,267	31,642
Gross unrealized losses	(16,714)	(11,605)
Fair value	927,267	927,517
Available-for-sale securities
Schedule of Investments [Line Items]
Amortized cost	869,047	863,785
Gross unrealized gains	28,249	31,230
Gross unrealized losses	(16,714)	(11,605)
Fair value	880,582	883,410
Available-for-sale securities | Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Amortized cost	172,405	168,818
Gross unrealized gains	1,083	696
Gross unrealized losses	(6)	(169)
Fair value	173,482	169,345
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Amortized cost	57,861	34,907
Gross unrealized gains	849	153
Gross unrealized losses	(66)	(92)
Fair value	58,644	34,968
Available-for-sale securities | Corporate debt securities
Schedule of Investments [Line Items]
Amortized cost	307,972	292,836
Gross unrealized gains	2,236	1,287
Gross unrealized losses	(3,991)	(2,091)
Fair value	306,217	292,032
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Amortized cost	162,386	225,393
Gross unrealized gains	644	46
Gross unrealized losses	(634)	(3,125)
Fair value	162,396	222,314
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Amortized cost	101,476	87,898
Gross unrealized gains	2,552	3,819
Gross unrealized losses	(3,437)	(3,843)
Fair value	100,591	87,874
Available-for-sale securities | Other Debt Securities
Schedule of Investments [Line Items]
Amortized cost	7,586	5,518
Gross unrealized losses		(12)
Fair value	7,586	5,506
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Amortized cost	59,361	48,415
Gross unrealized gains	20,885	25,229
Gross unrealized losses	(8,580)	(2,273)
Fair value	71,666	71,371
Held-to-maturity Securities | Japanese Government Bond Securities
Schedule of Investments [Line Items]
Amortized cost	43,667	43,695
Gross unrealized gains	3,018	412
Fair value	¥ 46,685	¥ 44,107

Investment in Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2011 Investment	Dec. 31, 2010	Mar. 31, 2011 Investment	Dec. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments						¥ 1,048	¥ 392
Approximate number of investment securities in an unrealized loss position	326		326		449
Aggregate carrying amount of other securities accounted for under the cost method	94,391		94,391		67,366
Aggregate carrying amount of other securities not evaluated for impairment	93,253		93,253		63,590
Interest income on investment securities	¥ 3,756	¥ 4,183	¥ 11,235	¥ 13,022

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and the Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	¥ 180,692	¥ 337,103
Less than 12 months Gross unrealized losses	(10,783)	(6,680)
12 months or more Fair value	71,842	83,545
12 months or more Gross unrealized losses	(5,931)	(4,925)
Total Fair value	252,534	420,648
Total Gross unrealized losses	(16,714)	(11,605)
Available-for-sale securities
Investments, Unrealized Loss Position [Line Items]
Total Gross unrealized losses	(16,714)	(11,605)
Available-for-sale securities | Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	54,383	63,438
Less than 12 months Gross unrealized losses	(6)	(169)
Total Fair value	54,383	63,438
Total Gross unrealized losses	(6)	(169)
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	15,507	22,444
Less than 12 months Gross unrealized losses	(66)	(92)
Total Fair value	15,507	22,444
Total Gross unrealized losses	(66)	(92)
Available-for-sale securities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	67,631	184,185
Less than 12 months Gross unrealized losses	(3,788)	(2,071)
12 months or more Fair value	16,885	1,980
12 months or more Gross unrealized losses	(203)	(20)
Total Fair value	84,516	186,165
Total Gross unrealized losses	(3,991)	(2,091)
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	900	49,180
Less than 12 months Gross unrealized losses		(2,025)
12 months or more Fair value	32,483	49,398
12 months or more Gross unrealized losses	(634)	(1,100)
Total Fair value	33,383	98,578
Total Gross unrealized losses	(634)	(3,125)
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	23,252	6,660
Less than 12 months Gross unrealized losses	(117)	(853)
12 months or more Fair value	13,149	24,288
12 months or more Gross unrealized losses	(3,320)	(2,990)
Total Fair value	36,401	30,948
Total Gross unrealized losses	(3,437)	(3,843)
Available-for-sale securities | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value		2,988
12 months or more Gross unrealized losses		(12)
Total Fair value		2,988
Total Gross unrealized losses		(12)
Available-for-sale securities | Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	19,019	11,196
Less than 12 months Gross unrealized losses	(6,806)	(1,470)
12 months or more Fair value	9,325	4,891
12 months or more Gross unrealized losses	(1,774)	(803)
Total Fair value	28,344	16,087
Total Gross unrealized losses	¥ (8,580)	¥ (2,273)

Total Other-Than-Temporary Impairment with an Offset for the Amount of the Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total other-than-temporary impairment losses	¥ 3,370	¥ 6,149	¥ 10,463	¥ 18,136
Portion of loss recognized in other comprehensive income (before taxes)	(134)	(115)	(598)	(206)
Net impairment losses recognized in earnings	¥ 3,236	¥ 6,034	¥ 9,865	¥ 17,930

Roll-Forwards of the Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	¥ 7,830	¥ 9,209	¥ 9,022	¥ 5,016
Reduction to the beginning balance				(1,810)	[1]
Beginning after reduction			9,022	3,206
Credit loss for which an other-than-temporary impairment was not previously recognized	2,556	817	3,261	6,689
Credit loss for which an other-than-temporary impairment was previously recognized	54	76	72	296
For securities sold	(947)		(2,130)	(89)
Due to change in intent to sell or requirement to sell	(265)	(1,005)	(997)	(1,005)
Ending	¥ 9,228	¥ 9,097	¥ 9,228	¥ 9,097

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 ("Transfers and Servicing") (FASB Statement No. 166 ("Accounting for Transfers of Financial Assets-an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 ("Consolidation") (FASB Statement No. 167 ("Amendment of FASB Interpretation No.46(R)", ASC810-10 ("Consolidation-Variable Interest Entities")))) have been deducted from the beginning balance.

Information about Fund Investments Company and its Subsidiaries Hold under ASC 820 (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	¥ 5,239		¥ 10,023
Redemption Frequency (If Currently Eligible)	-		-
Redemption Notice Period	-		-
Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	¥ 5,239	[1]	¥ 10,023	[1]
Redemption Frequency (If Currently Eligible)	Monthly - Quarterly	[1]	Monthly - Quarterly	[1]
Redemption Notice Period	10 days - 45 days	[1]	10 days - 45 days	[1]

[1]	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) (JPY ¥)
In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	¥ 3,580,727		¥ 3,580,727		¥ 3,814,017
Direct financing lease sold on securitization	5,779		5,779		12,651
Total assets managed together or sold on securitization	3,586,506		3,586,506		3,826,668
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	310,847		310,847		344,855
Principal amount of Direct financing lease sold on securitization receivables more than 90 days past-due and impaired loans
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	310,847		310,847		344,855
Assets recorded on the balance sheet credit losses	7,565	13,156	28,463	36,935
Direct financing lease sold on securitization credit losses
Assets managed together or sold on securitization credit losses	7,565	13,156	28,463	36,935
Direct financing leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	839,630		839,630		830,853
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	20,120		20,120		22,787
Assets recorded on the balance sheet credit losses	2,245	1,709	5,225	5,676
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of Assets recorded on the balance sheet	2,741,097		2,741,097		2,983,164
Principal amount of Assets recorded on the balance sheet receivables more than 90 days past-due and impaired loans	290,727		290,727		322,068
Assets recorded on the balance sheet credit losses	¥ 5,320	¥ 11,447	¥ 23,238	¥ 31,259

Securitization Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Servicing Assets at Amortized Value [Line Items]
Servicing assets	¥ 10,877	¥ 11,577
Increase in servicing assets	1,892
Amortization of servicing assets	1,834
Foreign currency translation effects on servicing assets	758
Fair value of servicing assets	¥ 12,635	¥ 14,093

Variable Interest Entities - Additional Information (Detail) (JPY ¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Additional fund contributed to certain non-consolidated VIEs to support their repayment	¥ 135,000,000	¥ 14,613,000,000
Accounting Standards Update 2009-16 And 2009-17
Variable Interest Entity [Line Items]
Increase in total assets due to adoption of accounting standards update		1,147,000,000,000
Increase in total liabilities due to adoption of accounting standards update		¥ 1,169,000,000,000

Information about Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets	¥ 1,621,842	[1]	¥ 1,793,321	[1]
Total Liabilities	1,093,768	[1]	1,232,976	[1]
Assets which are pledged as collateral	1,439,248	[2]	1,575,288	[2]
Commitments	4,396	[3]	6,707	[3]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	5,129	[1]	5,222	[1]
Total Liabilities	3,752	[1]	3,846	[1]
Assets which are pledged as collateral	5,129	[2]	5,222	[2]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	11,470	[1]	16,051	[1]
Total Liabilities	952	[1]	4,493	[1]
Assets which are pledged as collateral			5,660	[2]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	326,105	[1]	343,394	[1]
Total Liabilities	126,861	[1]	120,908	[1]
Assets which are pledged as collateral	226,803	[2]	226,319	[2]
Commitments	740	[3]	1,076	[3]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	15,182	[1]	15,988	[1]
Total Liabilities	66	[1]	142	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	76,006	[1]	83,694	[1]
Total Liabilities	13,074	[1]	13,675	[1]
Assets which are pledged as collateral	34,683	[2]	33,169	[2]
Commitments	1,483	[3]	1,491	[3]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	486,238	[1]	505,421	[1]
Total Liabilities	323,095	[1]	352,034	[1]
Assets which are pledged as collateral	486,238	[2]	505,421	[2]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	558,342	[1]	669,375	[1]
Total Liabilities	564,729	[1]	671,349	[1]
Assets which are pledged as collateral	558,333	[2]	660,237	[2]
Other
Variable Interest Entity [Line Items]
Total assets	143,370	[1]	154,176	[1]
Total Liabilities	61,239	[1]	66,529	[1]
Assets which are pledged as collateral	128,062	[2]	139,260	[2]
Commitments	¥ 2,173	[3]	¥ 4,140	[3]

[1]	The assets of many VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Information about Non Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets	¥ 5,135,416		¥ 4,918,774
Specified bonds and non-recourse loans	144,585		180,150
Investments	148,914		110,803
Maximum exposure to loss	343,796	[1]	341,581	[1]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	63,373		66,710
Specified bonds and non-recourse loans	981		1,073
Investments	6,255		6,979
Maximum exposure to loss	7,236	[1]	8,052	[1]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	1,136,151		1,090,147
Specified bonds and non-recourse loans	139,101		174,380
Investments	71,557		52,850
Maximum exposure to loss	246,746	[1]	260,935	[1]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	1,417,563		1,143,069
Investments	21,448		22,349
Maximum exposure to loss	34,865	[1]	37,287	[1]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	2,426,977		2,535,037
Specified bonds and non-recourse loans	4,000		4,000
Investments	45,541		25,493
Maximum exposure to loss	50,333	[1]	31,478	[1]
Other
Variable Interest Entity [Line Items]
Total assets	91,352		83,811
Specified bonds and non-recourse loans	503		697
Investments	4,113		3,132
Maximum exposure to loss	¥ 4,616	[1]	¥ 3,829	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Investment in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 297,506	¥ 311,556
Loans	42,714	61,820
Investment in Affiliates	¥ 340,220	¥ 373,376

Combined and Condensed Information Related to Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total revenues	¥ 656,633	¥ 548,781
Income before income taxes	51,654	53,692
Net income	39,953	36,054
Total assets	4,235,422	4,208,631
Total liabilities	3,236,067	3,116,168
Shareholders' equity	¥ 999,355	¥ 1,092,463

Changes in Redeemable Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Beginning balance			¥ 33,902	¥ 28,095
Adjustment of redeemable noncontrolling interests to redemption value			(84)	448
Transaction with noncontrolling interests			934	992
Comprehensive income (loss)
Net income	522	701	1,787	1,601
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			(2,359)	(3,129)
Total other comprehensive income (loss)			(2,359)	(3,129)
Comprehensive income (loss)	989	45	(572)	(1,528)
Cash dividends			(124)	(5,961)
Ending balance	¥ 34,056	¥ 22,046	¥ 34,056	¥ 22,046

Dividend Payments (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Resolution	May 23, 2011	May 20, 2010
Type of shares	Common stock	Common stock
Total dividends paid	¥ 8,599	¥ 8,061
Dividend per share	¥ 80	¥ 75
Date of record for dividend	Mar 31, 2011	Mar 31, 2010
Effective date for dividend	Jun 2, 2011	Jun 2, 2010
Dividend resource	Retained earnings	Retained earnings

Selling, General and Administrative Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Personnel expenses	¥ 31,363	¥ 35,263	¥ 93,032	¥ 98,998
Selling expenses	5,015	4,238	11,929	12,089
Administrative expenses	11,737	13,220	34,809	37,499
Depreciation of office facilities	817	717	2,389	2,113
Total	¥ 48,932	¥ 53,438	¥ 142,159	¥ 150,699

Net Pension Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 761	¥ 776	¥ 2,283	¥ 2,330
Interest cost	336	340	1,011	1,026
Expected return on plan assets	(504)	(506)	(1,514)	(1,525)
Amortization of transition obligation	14	(1)	42	(3)
Amortization of net actuarial loss	304	260	913	782
Amortization of prior service credit	(299)	(298)	(895)	(894)
Net periodic pension cost	¥ 612	¥ 571	¥ 1,840	¥ 1,716

Write-Downs of Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 12,573	¥ 1,972	¥ 15,531	¥ 6,384
Write-downs of long-lived assets	9,582	994	11,482	4,719
Corporate Financial Services
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	793		793	104
Real Estate
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	10,928	1,218	12,928	4,334
Investment and Operation
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	66	417	286	935
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		25		159
Number of impaired assets				3
Office Building Held For Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	366	54	967	54
Number of impaired assets	4		13
Commercial Facilities Other Than Office
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	214	918	248	1,702
Number of impaired assets	3	3	5	7
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	282	66	738	1,294
Number of impaired assets	6	4	21	24
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		689		1,328
Number of impaired assets		7		15
Land and buildings undeveloped or under construction held for sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	2,077		2,077
Land and buildings undeveloped or under construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	6,631		6,631
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 3,003	¥ 220	¥ 4,870	¥ 1,847

Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended						9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Subsidiaries	Jun. 30, 2011 Subsidiaries	Dec. 31, 2010 Subsidiaries	Sep. 30, 2010 Subsidiaries	Dec. 31, 2011 Real Estate	Dec. 31, 2010 Real Estate	Dec. 31, 2011 Real Estate	Dec. 31, 2010 Real Estate	Mar. 31, 2011 Real Estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sales of subsidiaries and business units	¥ 1,980	¥ 5,919	¥ 3,900	¥ 11,185	¥ 377	¥ 162	¥ 5,896	¥ 263
Gain (loss) on liquidation of subsidiaries and business units					(37)		33
Gains (losses) on sales of real estate properties									1,640	(10)	3,398	4,993
Rental properties held for sale									¥ 22,820		¥ 22,820		¥ 27,486

Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	¥ 2,408		¥ 5,614		¥ 7,742		¥ 24,125
Income from discontinued operations, net	¥ (309)	[1]	¥ 3,660	[1]	¥ 1,018	[1]	¥ 6,785	[1]

[1]	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.

Discontinued Operations (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties	¥ 1,980	¥ 5,919	¥ 3,900	¥ 11,185

Per Share Data - Additional Information (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	1,084	1,122	1,049	1,221
Convertible bond
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS		2,493

Reconciliation of the Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted [Line Items]
Income attributable to ORIX Corporation from continuing operations	¥ 23,746	¥ 13,152	¥ 67,914	¥ 44,178
Effect of dilutive securities-
Expense related to convertible bonds	589	328	1,767	1,801
Income from continuing operations for diluted EPS computation	¥ 24,335	¥ 13,480	¥ 69,681	¥ 45,979
Weighted-average shares	107,511	107,487	107,506	107,487
Effect of dilutive securities-
Conversion of convertible bonds	24,410	21,919	24,411	24,412
Exercise of stock options	112	106	111	92
Weighted-average shares for diluted EPS computation	132,033	129,512	132,028	131,991
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥ 220.87	¥ 122.36	¥ 631.72	¥ 411.01
Diluted	¥ 184.31	¥ 104.08	¥ 527.77	¥ 348.35

The Effect of Derivative Instruments on the Consolidated Statements of Income, Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	¥ (80)	¥ 258	¥ (635)	¥ 387
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(12)	(15)	(43)	(300)
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(71)	100	40	926
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	90	52	532	127
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(829)	(1,468)	685	(1,577)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Foreign currency swap agreements | Interest on loans and investment securities/Interest expense/Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(173)	183	(946)	253
Fair value hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	399	(1,642)	4,073	2,551
Gains (losses) recognized in income on hedged item	(458)	1,613	(4,324)	(2,735)
Fair value hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,683)	2,952	5,450	11,816
Gains (losses) recognized in income on hedged item	1,683	(2,952)	(5,450)	(11,816)
Fair value hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,903)	601	1,440	5,531
Gains (losses) recognized in income on hedged item	1,903	(601)	(1,440)	(5,531)
Fair value hedges | Foreign currency long-term-debt | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	596	932	(351)	932
Gains (losses) recognized in income on hedged item	(596)	(932)	351	(932)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(900)	1,381	4,770	6,193
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Hedges of net investment in foreign operations | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)				39
Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,014)	1,483	4,087	5,154
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	6	(32)	18	30
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(90)	(164)	672	(4)
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	15	(31)	9	(40)
Trading derivatives or derivatives not designated as hedging instruments | Futures | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(707)	1,646	(1,076)	2,289
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	20	(507)	17	(423)
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 119	¥ 52	¥ 65	¥ (51)

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Derivatives designated as hedging instruments and other | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	¥ 235,398	¥ 276,132
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,625	2,070
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,404	1,273
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	144,864	163,342
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	1,509	1,075
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,180	3,509
Derivatives designated as hedging instruments and other | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	90,323	179,429
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	8,671	13,072
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	3,687	31,830
Derivatives designated as hedging instruments and other | Foreign currency long-term-debt
Derivatives, Fair Value [Line Items]
Notional amount	96,221	116,695
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	1,338	3,129
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	29	47
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	206,075	227,640
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	598	1,558
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	613	1,459
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount		10,073
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		1,694
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		1,651
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other
Derivatives, Fair Value [Line Items]
Notional amount	113,160	124,034
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,101	3,467
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	2,678	2,071
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	5,829	36,027
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	162	49
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	¥ 4	¥ 236

Details of Credit Derivatives Written (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Credit default swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company [1]
Approximate remaining term of the credit derivative	Less than one year
Maximum potential amount of future payment under the credit derivative	¥ 7,000
Fair value of the credit derivative	48
Total return swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of underlying reference CMBS price falling beyond certain extent [2]
Approximate remaining term of the credit derivative	Less than one year
Maximum potential amount of future payment under the credit derivative	28,606
Fair value of the credit derivative	¥ (236)

[1]	Underlying reference company's credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
[2]	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	¥ 33,818	¥ 71,991
Assets	8,194,598	8,581,582
Liabilities	6,764,117	7,206,652
Cash and Cash Equivalents	662,894	732,127	608,352	639,087
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Long-Term Debt	4,172,523	4,531,268
Carrying amount | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,818	71,991
Carrying amount | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	580	1,524
Liabilities	581	1,254
Carrying amount | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	162	49
Liabilities	4	236
Carrying amount | Trading Instruments | Options held/written, Caps held
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,101	3,467
Liabilities	2,678	2,071
Carrying amount | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,527	1,109
Liabilities	1,212	3,714
Carrying amount | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	662,894	732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Installment loans (net of allowance for probable loan losses)	2,626,743	2,850,215
Carrying amount | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	929,488	937,129
Not practicable to estimate fair value	204,414	166,261
Carrying amount | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Long-Term Debt	4,172,523	4,531,268
Carrying amount | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8,671	14,766
Liabilities	3,687	33,481
Carrying amount | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,625	2,070
Liabilities	1,433	1,320
Estimated fair value | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,818	71,991
Estimated fair value | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	580	1,524
Liabilities	581	1,254
Estimated fair value | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	162	49
Liabilities	4	236
Estimated fair value | Trading Instruments | Options held/written, Caps held
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,101	3,467
Liabilities	2,678	2,071
Estimated fair value | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,527	1,109
Liabilities	1,212	3,714
Estimated fair value | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	662,894	732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Installment loans (net of allowance for probable loan losses)	2,649,391	2,860,886
Estimated fair value | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	932,506	937,541
Not practicable to estimate fair value	204,414	166,261
Estimated fair value | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	467,121	478,633
Deposits	1,068,967	1,070,513
Long-Term Debt	4,138,341	4,491,271
Estimated fair value | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8,671	14,766
Liabilities	3,687	33,481
Estimated fair value | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,625	2,070
Liabilities	¥ 1,433	¥ 1,320

Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 13,608		¥ 11,423
Total rental payments under operating lease agreements	1,845	2,022	5,684	6,113
Payments for computer systems under non-cancelable contracts	116	115	401	643
Estimated construction costs	93,831		93,831		135,567
Total unused credit and capital amount available	79,479		79,479		77,694
Guarantee Obligations Maximum Exposure	490,267		490,267		469,030
Guarantee Obligations Current Carrying Value	7,529		7,529		6,533
Investment in securities pledged for primarily collateral deposits	1,167,720		1,167,720		1,175,381
Securities Pledged as Collateral
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	27,358		27,358		58,607
Corporate loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	318,832		318,832		284,851
Guarantee Obligations Current Carrying Value	1,496		1,496		1,958
Corporate loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,288,700		1,288,700		1,265,000
Guarantee Obligations Current Carrying Value	¥ 684		¥ 684		¥ 755

The Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
Within one year	¥ 3,439	¥ 3,587
More than one year	24,048	26,302
Total	¥ 27,487	¥ 29,889

Amounts Due under Non Cancelable Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Within one year	¥ 160	¥ 382
More than one year	268	60
Total	¥ 428	¥ 442

Summary of Potential Future Payments and Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Guarantor Obligations [Line Items]
Potential future payment	¥ 490,267	¥ 469,030
Book value of guarantee liabilities	7,529	6,533
Maturity of the longest contract (Years)	-	-
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	318,832	284,851
Book value of guarantee liabilities	1,496	1,958
Maturity of the longest contract (Years)	2026	2018
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	154,784	166,936
Book value of guarantee liabilities	3,800	2,218
Maturity of the longest contract (Years)	2043	2043
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	15,198	16,949
Book value of guarantee liabilities	2,228	2,353
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	1,453	294
Book value of guarantee liabilities	¥ 5	¥ 4
Maturity of the longest contract (Years)	2018	2018

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 93,669	¥ 97,148
Investment in securities	84,610	50,679
Other operating assets	8,949	8,537
Other assets	3,398	14,399
Total	¥ 190,626	¥ 170,763

Financial Information of Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues	¥ 17,463	¥ 19,777	¥ 53,523	¥ 59,896
Segment profits (losses)	6,193	4,148	14,749	8,314
Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues	57,909	57,001	175,455	169,512
Segment profits (losses)	8,805	6,790	27,117	20,831
Real Estate
Segment Reporting Information [Line Items]
Segment revenues	52,605	43,262	148,511	142,769
Segment profits (losses)	(6,331)	1,116	(2,877)	3,508
Investment and Operation
Segment Reporting Information [Line Items]
Segment revenues	16,513	20,120	56,679	66,012
Segment profits (losses)	2,879	4,917	17,810	11,349
Retail
Segment Reporting Information [Line Items]
Segment revenues	37,140	34,301	116,969	109,538
Segment profits (losses)	8,466	5,892	15,321	21,067
Overseas
Segment Reporting Information [Line Items]
Segment revenues	41,978	44,758	133,286	128,655
Segment profits (losses)	10,239	8,559	39,308	31,037
Total
Segment Reporting Information [Line Items]
Segment revenues	223,608	219,219	684,423	676,382
Segment profits (losses)	¥ 30,251	¥ 31,422	¥ 111,428	¥ 96,106

Segment Assets Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Corporate Financial Services
Segment Reporting Information [Line Items]
Assets	¥ 860,482	¥ 968,327
Maintenance Leasing
Segment Reporting Information [Line Items]
Assets	521,486	502,738
Real Estate
Segment Reporting Information [Line Items]
Assets	1,405,440	1,539,814
Investment and Operation
Segment Reporting Information [Line Items]
Assets	499,447	506,011
Retail
Segment Reporting Information [Line Items]
Assets	1,701,641	1,653,704
Overseas
Segment Reporting Information [Line Items]
Assets	933,932	972,224
Total
Segment Reporting Information [Line Items]
Assets	¥ 5,922,428	¥ 6,142,818

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Segment revenues:
Total revenues	¥ 232,826	¥ 226,458	¥ 714,587	¥ 695,648
Segment profits:
Income before Income Taxes and Discontinued Operations	26,739	23,485	102,512	75,163
Segment assets:
Total Assets	8,194,598		8,194,598		8,581,582
Total
Segment revenues:
Revenues	223,608	219,219	684,423	676,382
Segment profits:
Segment profits (losses)	30,251	31,422	111,428	96,106
Segment assets:
Assets	5,922,428		5,922,428		6,142,818
Corporate Assets
Segment revenues:
Revenues	754	1,172	5,809	4,199
Variable Interest Entities
Segment revenues:
Revenues	10,872	11,681	32,097	39,192
Segment assets:
Assets	874,081		874,081		1,011,833
Segment, Discontinued Operations
Segment revenues:
Revenues	(2,408)	(5,614)	(7,742)	(24,125)
Segment profits:
Segment profits (losses)	511	(4,906)	(1,670)	(10,594)
Corporate interest expenses, general and administrative expenses
Segment profits:
Segment profits (losses)	(4,150)	(2,756)	(11,322)	(7,852)
Corporate write-downs of securities
Segment profits:
Segment profits (losses)		(615)		(615)
Corporate net gains (losses) on investment securities
Segment profits:
Segment profits (losses)				203
Corporate other gains (losses)
Segment profits:
Segment profits (losses)	(1,452)	(263)	(291)	(2,293)
Gains (losses) related to assets or liabilities of certain VIEs
Segment profits:
Segment profits (losses)	995	(118)	1,677	(1,578)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests
Segment profits:
Segment profits (losses)	584	721	2,690	1,786
Cash and Cash Equivalents, Restricted Cash and Time Deposits
Segment assets:
Assets	792,017		792,017		855,340
Allowance for doubtful receivables on direct financing leases and probable loan losses
Segment assets:
Assets	(131,538)		(131,538)		(154,150)
Other Receivables
Segment assets:
Assets	166,126		166,126		182,013
Other corporate assets
Segment assets:
Assets	¥ 571,484		¥ 571,484		¥ 543,728

Geographical Revenues and Income Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	¥ 232,826		¥ 226,458		¥ 714,587		¥ 695,648
Income before Income Taxes	26,739		23,485		102,512		75,163
Japan
Segment Reporting Information [Line Items]
Total revenues	182,934		177,188		559,891		557,031
Income before Income Taxes	14,314		19,452		61,709		54,720
Americas
Segment Reporting Information [Line Items]
Total revenues	32,038	[1]	35,199	[1]	91,204	[1]	103,462	[1]
Income before Income Taxes	5,451	[1]	4,412	[1]	18,611	[1]	13,903	[1]
Other Countries
Segment Reporting Information [Line Items]
Total revenues	20,262	[2]	19,685	[2]	71,234	[2]	59,280	[2]
Income before Income Taxes	6,463	[2]	4,527	[2]	23,862	[2]	17,134	[2]
Difference between Geographic Total and Consolidated Amounts
Segment Reporting Information [Line Items]
Total revenues	(2,408)		(5,614)		(7,742)		(24,125)
Income before Income Taxes	¥ 511		¥ (4,906)		¥ (1,670)		¥ (10,594)

[1]	Mainly United States
[2]	Mainly Asia, Europe, Oceania and Middle East